UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549 FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-00214 -----------

SENTINEL GROUP FUNDS, INC.
--------------------------------

(Exact name of registrant as specified in charter)

ONE NATIONAL LIFE DRIVE MONPELIER, VT 05604
-------------------------

(Address of principal executive offices) (Zip code)

SENTINEL ADMINISTRATIVE SERVICES, INC. ONE NATIONAL LIFE DRIVE

MONTPELIER, VT 05604 --------------------------------------- (Name and address of agent for service)

(800) 282-3863 --------------

Registrant's telephone number, including area code

Date of fiscal year end: 11/30/11 -------- Date of reporting period: 02/28/11

ITEM 1. Schedule of Investments (follows)

Sentinel Balanced Fund
(Unaudited)

Fund Profile
at February 28, 2011

Portfolio Weightings
Asset Category	Percent of Net Assets
Domestic Common Stocks	68.1%
U.S. Government Obligations	21.7%
Corporate Bonds	4.7%
Foreign Stocks & ADR's	3.2%
Exchange Traded Funds	0.7%
Cash and Other	1.6%

Top 10 Equity Holdings*		Top 10 Fixed Income Holdings*
				Maturity	Percent of
Description	Percent of Net Assets	Description	Coupon	Date	Net Assets
ExxonMobil Corp.	2.1%	FNMA 190377	5.00%	11/01/36	1.8%
Chevron Corp.	1.5%	FHR 3798 CY	3.50%	01/15/26	1.6%
Int'l. Business Machines Corp.	1.4%	FNR 06-117 PD	5.50%	07/25/35	1.4%
United Technologies Corp.	1.4%	FNMA AE2541	3.50%	09/01/40	1.3%
Schlumberger Ltd.	1.3%	FHLMC A96390	4.50%	01/01/41	1.3%
Johnson & Johnson	1.3%	FHLMC A94593	4.50%	10/01/40	1.3%
PepsiCo, Inc.	1.3%	FGLMC G08273	5.50%	06/01/38	1.0%
Procter & Gamble Co.	1.3%	FNMA AE8098	4.00%	10/01/40	1.0%
Microsoft Corp.	1.2%	FNMA 891386	5.50%	10/01/35	1.0%
EMC Corp.	1.1%	FNR 06-29 PC	5.50%	07/25/35	0.9%
Total of Net Assets	13.9%	Total of Net Assets			12.6%

Average Effective Duration (for all Fixed Income Holdings) 5.0 years**
*"Top 10 Equity Holdings" and "Top 10 Fixed Income Holdings" excludes any short-term investments and money market funds. Portfolio composition and holdings are subject to change. More complete holdings follow.
**The average effective duration considers the call and put date of a security and the pre-payment risk of mortgage-backed bonds to measure the sensitivity of the Fund's price due to changes in interest rates.

Investment in Securities
at February 28, 2011 (Unaudited)

	Principal			Principal			Principal
	Amount	Value		Amount	Value		Amount	Value
	(M=$1,000)	(Note 2)		(M=$1,000)	(Note 2)		(M=$1,000)	(Note 2)

U.S. Government Obligations 21.7%			FHR 3145 AJ			30-Year:
			5.5%, 04/15/36	2,000 M	$ 2,170,757
U.S. Government Agency						FHLMC G08062
Obligations 21.7%					15,885,306	5%, 06/01/35	43 M	$ 44,886
Federal Home Loan Mortgage			Mortgage-Backed Securities:			FGLMC G06205
Corporation 11.5%			15-Year:			5%, 12/01/36	979 M	1,032,535
Collateralized Mortgage Obligations:			FHLMC E01488			FGLMC A78147
FHR 3786 LB			5%, 10/01/18	34 M	36,609	5.5%, 06/01/38	1,870 M	1,998,811
3%, 01/15/26	1,000 M	$ 882,960	FHLMC E01492			FGLMC G08273
FHR 3792 KL			5.5%, 10/01/18	21 M	22,978	5.5%, 06/01/38	2,345 M	2,505,737
3.5%, 01/15/26	1,000 M	919,317	FHLMC G18091			FHLMC A94593
FHR 3798 CY			6%, 12/01/20	16 M	17,897	4.5%, 10/01/40	2,984 M	3,050,983
3.5%, 01/15/26	4,000 M	3,743,225	FHLMC G18106			FHLMC A96390
FHR 3814 B			5.5%, 03/01/21	25 M	26,542	4.5%, 01/01/41	2,996 M	3,065,710
3%, 02/15/26	2,000 M	1,788,500	FHLMC G11943					11,698,662
			5.5%, 04/01/21	28 M	30,209	Total Federal Home Loan
FHR 2541 DM					134,235	Mortgage Corporation		27,877,465
5.5%, 12/15/32	1,866 M	2,033,580
						Federal National Mortgage
FHR 3159 TD			20-Year:			Association 10.1%
5.5%, 05/15/34	2,000 M	2,174,525	FHLMC P00020
FHR 3081 CP			6.5%, 10/01/22	144 M	159,262	Collateralized Mortgage Obligations:
5.5%, 10/15/34	2,000 M	2,172,442				FNR 02-2 UC
						6%, 02/25/17	28 M	30,520

The accompanying notes are an integral part of the financial statements.

Sentinel Balanced Fund

(Unaudited)

	Principal			Principal			Principal
	Amount	Value		Amount	Value		Amount	Value
	(M=$1,000)	(Note 2)		(M=$1,000)	(Note 2)		(M=$1,000)	(Note 2)

FNR 06-29 PC			Government National Mortgage			Insurance 0.5%
5.5%, 07/25/35	2,000 M	$ 2,181,557	Corporation 0.1%			American Int'l. Group, Inc.
FNR 06-117 PD			Mortgage-Backed Securities:			6.4%, 12/15/20	500 M	$ 543,148
5.5%, 07/25/35	3,000 M	3,273,857	15-Year:			ING Groep NV
		5,485,934				5.775%, 12/29/49(c)	250 M	223,750
			GNMA 514482
Mortgage-Backed Securities:			7.5%, 09/15/14	37 M	$ 40,107	Liberty Mutual Group, Inc.
15-Year:			Total U.S. Government Obligations			7%, 03/15/37(b)	250 M	244,399
FNMA 254907			(Cost $52,471,552)		52,616,341	XL Capital Ltd.
5%, 10/01/18	32 M	34,294	Corporate Bonds 4.7%			6.5%, 12/29/49(d)	250 M	233,750
FNMA 255273			Basic Industry 0.3%					1,245,047
4.5%, 06/01/19	52 M	54,571				Media 0.6%
			DR Horton, Inc.
FNMA 255358			6.5%, 04/15/16	250 M	262,500	CBS Corp.
5%, 09/01/19	13 M	13,751	KB Home			4.3%, 02/15/21	500 M	474,506
		102,616	7.25%, 06/15/18	225 M	223,875	DISH DBS Corp.
30-Year:			Mohawk Industries, Inc.			7.875%, 09/01/19	250 M	272,188
FNMA 500296			6.875%, 01/15/16(a)	250 M	269,375	NBC Universal, Inc.
6%, 04/01/29	14 M	15,216			755,750	4.375%, 04/01/21(b)	500 M	482,192
FNMA 545759			Consumer Cyclical 0.3%			XM Satellite Radio, Inc.
6.5%, 07/01/32	837	948				7.625%, 11/01/18(b)	250 M	266,250
			Dana Holding Corp.					1,495,136
FNMA 687301			6.75%, 02/15/21	250 M	254,375
6%, 11/01/32	488	538	Federated Retail Holdings, Inc.			Technology 0.4%
FNMA 690305			5.9%, 12/01/16	250 M	268,125	American Tower Corp.
5.5%, 03/01/33	8 M	9,082	Ford Motor Credit Co. LLC			4.5%, 01/15/18	250 M	248,175
FNMA 748895			5.75%, 02/01/21	250 M	247,267	Corning, Inc.
6%, 12/01/33	350 M	384,786			769,767	4.25%, 08/15/20	500 M	496,341
FNMA 811311			Consumer Non-Cyclical 0.2%			Jabil Circuit, Inc.
4.74%, 12/01/34	12 M	12,582	CVS Caremark Corp			5.625%, 12/15/20	250 M	245,625
FNMA 810896			4.75%, 05/18/20	500 M	513,673			990,141
2.039%, 01/01/35	9 M	9,293				Telecommunications 0.1%
FNMA 832258			Energy 0.4%			MetroPCS Wireless, Inc.
4.722%, 08/01/35	35 M	36,820	Chesapeake Energy Corp.			6.625%, 11/15/20	250 M	244,062
			6.125%, 02/15/21	400 M	408,500
FNMA 891386						Total Corporate Bonds
5.5%, 10/01/35	2,279 M	2,450,741	Weatherford Int'l. Ltd.			(Cost $11,273,533)		11,428,549
			6.75%, 09/15/40	500 M	537,389
FNMA 797721					945,889			Space
5.5%, 10/01/35	41 M	44,329						Value
FNMA 745336			Financials 1.7%				Shares	(Note 2)
5%, 03/01/36	1,339 M	1,413,614	Ally Financial, Inc.
FNMA 190377			8%, 11/01/31	250 M	287,500	Domestic Common Stocks 68.1%
5%, 11/01/36	4,144 M	4,374,008	Bank of America Corp.			Consumer Discretionary 6.5%
FNMA 986648			5.875%, 01/05/21	500 M	531,837	Coach, Inc.	8,400	461,328
6%, 09/01/37	1,881 M	2,053,430	First Horizon Alt. Mtg.			Comcast Corp.	90,000	2,188,800
FNMA 889533			5.5%, 03/25/35	1 M	1,249	Gap, Inc.	34,000	766,020
5.5%, 06/01/38	1,478 M	1,581,397	Int'l. Lease Finance Corp.			McDonald's Corp.	20,000	1,513,600
FNMA AE2541			6.5%, 09/01/14(b)	500 M	541,750
3.5%, 09/01/40	3,318 M	3,137,889	Lloyds TSB Bank PLC			McGraw-Hill Cos., Inc.	35,000	1,353,800
FNMA AE8098			4.875%, 01/21/16	500 M	509,409	Nike, Inc.	12,500	1,112,875
4%, 10/01/40	2,482 M	2,457,481	Macquarie Group Ltd.			Omnicom Group, Inc.	45,000	2,290,500
FNMA AE6375			6.25%, 01/14/21(b)	500 M	512,188	Staples, Inc.	23,000	489,900
4.5%, 12/01/40	7 M	7,170	Morgan Stanley			Time Warner Cable, Inc.	25,000	1,804,500
			5.75%, 01/25/21	500 M	514,918
FNMA AH0272						Time Warner, Inc.	65,000	2,483,000
4.5%, 12/01/40	1,095 M	1,120,895	Regions Bank
		19,110,219	7.5%, 05/15/18	500 M	530,738	TJX Cos., Inc.	25,000	1,246,750
Total Federal National			SLM Corp.					15,711,073
Mortgage Association		24,698,769	6.25%, 01/25/16	500 M	513,037	Consumer Staples 6.9%
					3,942,626	Altria Group, Inc.	30,000	761,100
			Health Care 0.2%			CVS Caremark Corp.	20,000	661,200
			Boston Scientific Corp.			HJ Heinz Co.	30,000	1,506,600
			6%, 01/15/20	500 M	526,458	Kellogg Co.	33,420	1,789,975
						Kimberly-Clark Corp.	15,000	988,500

The accompanying notes are an integral part of the financial statements.

Sentinel Balanced Fund

(Unaudited)

		Space			Space			Space
		Value			Value			Value
	Shares	(Note 2)		Shares	(Note 2)		Shares	(Note 2)

Kraft Foods, Inc.	40,000	$ 1,273,600	Pfizer, Inc.	100,000	$ 1,924,000	Verizon Communications, Inc.	50,000	$ 1,846,000
PepsiCo, Inc.	50,000	3,171,000	UnitedHealth Group, Inc.	10,000	425,800			3,721,800
Philip Morris Int'l., Inc.	25,000	1,569,500	Zimmer Holdings, Inc.*	20,000	1,246,800	Utilities 0.6%
Procter & Gamble Co.	50,000	3,152,500			23,232,983	Entergy Corp.	20,000	1,424,000
Wal-Mart Stores, Inc.	35,000	1,819,300	Industrials 9.8%			Total Domestic Common Stocks
		16,693,275				(Cost $106,017,558)		165,427,306
			Babcock & Wilcox Co.*	25,000	844,250
Energy 9.8%			Boeing Co.	25,000	1,800,250	Exchange Traded Funds 0.7%
Apache Corp.	10,800	1,345,896	Canadian National Railway Co.	30,000	2,198,100	Financials 0.7%
						SPDR KBW Regional Banking
Chevron Corp.	35,000	3,631,250	Deere & Co.	20,000	1,803,000	(Cost $1,376,516)	65,000	1,735,500

EOG Resources, Inc.	22,500	2,526,975	General Dynamics Corp.	30,000	2,283,600	Foreign Stocks & ADR's 3.2%
ExxonMobil Corp.	60,000	5,131,800	General Electric Co.	85,000	1,778,200	Australia 0.8%

Marathon Oil Corp.	40,000	1,984,000	Honeywell Int'l., Inc.	45,000	2,605,950	BHP Billiton Ltd. ADR	20,000	1,892,000
McDermott Int'l., Inc.*	50,000	1,147,500	L-3 Communications Holdings,
			Inc.	10,000	792,900	Germany 0.8%
Noble Energy, Inc.	20,000	1,853,200
Pride Int'l., Inc.*	11,800	489,818	Northrop Grumman Corp.	20,000	1,333,600	SAP AG ADR	30,000	1,812,000
Schlumberger Ltd.	35,000	3,269,700	Tyco Int'l. Ltd.	35,000	1,586,900	Israel 0.4%
			Union Pacific Corp.	25,000	2,385,250	Teva Pharmaceutical
Transocean Ltd.*	12,500	1,057,875				Industries Ltd. ADR	20,000	1,002,000
			United Technologies Corp.	40,000	3,341,600
Weatherford Int'l. Ltd.*	58,000	1,402,440				Mexico 0.6%
		23,840,454	Waste Management, Inc.	27,500	1,019,150
Financials 9.0%					23,772,750	America Movil SA de CV ADR	25,000	1,435,500
ACE Ltd.	20,000	1,265,000	Information Technology 11.9%			Switzerland 0.2%
American Express Co.	46,200	2,012,934	Accenture PLC	30,000	1,544,400	Novartis AG ADR	10,000	562,700
Bank of America Corp.	75,000	1,071,750	Activision Blizzard, Inc.	90,000	1,000,800	United Kingdom 0.4%
Bank of New York Mellon Corp.	45,000	1,367,550	Adobe Systems, Inc.*	20,000	690,000	Diageo PLC ADR	12,500	978,250
			Broadcom Corp.	35,000	1,442,700	Total Foreign Stocks & ADR's
Chubb Corp.	20,000	1,213,600				(Cost $4,936,853)		7,682,450
CME Group, Inc.	1,500	466,920	Check Point Software Technologies Ltd.*	34,400	1,714,496
Goldman Sachs Group, Inc.	11,000	1,801,580					Principal
			Cisco Systems, Inc.*	75,000	1,392,000		Amount	Value
JPMorgan Chase & Co.	43,670	2,038,952					(M=$1,000)	(Note 2)
MetLife, Inc.	25,000	1,184,000	Dell, Inc.*	72,000	1,139,760	Corporate Short-Term Notes 5.4%
Morgan Stanley	30,000	890,400	Dolby Laboratories, Inc.*	15,000	758,550	Chevron Corp.
			EMC Corp.*	100,000	2,721,000	0.15%, 03/10/11	2,000 M	1,999,925
PNC Financial Services Group, Inc.	12,500	771,250	Intel Corp.	50,000	1,073,500	Nestle Capital Corp.
The Travelers Cos., Inc.	40,000	2,397,200	Int'l. Business Machines Corp.	21,437	3,470,221	0.13%, 03/01/11	7,200 M	7,200,000
Toronto-Dominion Bank	20,000	1,674,200	Juniper Networks, Inc.*	15,000	660,000	UPS, Inc.
						0.1%, 03/02/11	4,000 M	3,999,989
US Bancorp	75,000	2,079,750	KLA-Tencor Corp.	25,000	1,220,500
			Microsoft Corp.	112,410	2,987,858	Total Corporate Short-Term Notes
Wells Fargo & Co.	50,000	1,613,000				(Cost $13,199,914)		13,199,914
		21,848,086	NetApp, Inc.*	25,000	1,291,500	Total Investments 103.8%
Health Care 9.5%			Seagate Technology PLC*	60,000	762,000	(Cost $189,275,926)†		252,090,060
Aetna, Inc.	25,000	934,000	Teradata Corp.*	35,000	1,673,700	Excess of Liabilities Over
Amgen, Inc.*	25,000	1,283,250	Texas Instruments, Inc.	60,000	2,136,600	Other Assets (3.8)%		(9,276,365)
Becton Dickinson & Co.	17,500	1,400,000	Visa, Inc.	10,000	730,500
Bristol-Myers Squibb Co.	60,000	1,548,600	Western Union Co.	20,000	439,800	Net Assets 100.0%		$ 242,813,695
Celgene Corp.*	25,000	1,327,500			28,849,885
Covidien PLC	20,000	1,029,000	Materials 2.6%			* Non-income producing.
Eli Lilly & Co.	20,000	691,200	EI Du Pont de Nemours & Co.	40,000	2,194,800
			Freeport-McMoRan Copper & Gold, Inc.	50,000	2,647,500	†	Cost for federal income tax purposes is $189,275,926. At
Forest Laboratories, Inc.*	35,000	1,134,000				February 28, 2011 unrealized appreciation for federal
Gilead Sciences, Inc.*	25,000	974,500				income tax purposes aggregated $62,814,134 of which
			Praxair, Inc.	15,000	1,490,700	$66,611,020 related to appreciated securities and
Johnson & Johnson	52,540	3,228,058			6,333,000	$3,796,886 related to depreciated securities.
Medco Health Solutions, Inc.*	30,000	1,849,200	Telecommunication Services 1.5%			(a)	Mohawk Industries, Inc. is a Credit Sensitive issue. The
Medtronic, Inc.	50,000	1,996,000	AT&T, Inc.	35,000	993,300	issue has a coupon rate which will adjust based upon a
						change of the issue's quality rating assigned by one or more
Merck & Co., Inc.	42,500	1,384,225	Rogers Communications, Inc.	25,000	882,500	rating agencies.
Mettler-Toledo Int'l., Inc.*	5,000	856,850

The accompanying notes are an integral part of the financial statements.

Sentinel Balanced Fund

(Unaudited)

(b)	Security exempt from registration under Rule 144A of the
Securities Act of 1933, as amended. These securities may
be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2011, the market value of rule 144A securities amounted to
$2,046,779 or 0.84% of net assets.

(c)	ING Groep NV is currently fixed at 5.775%. On December
8th, 2015 it converts to a variable rate that floats on the 8th of March, June, September, and December. The interest
rate is based on the 3-month Libor rate plus 1.68%.

(d)	Step Up/Down.
ADR	-	American Depositary Receipt
SPDR	-	Standard & Poor's Depository Receipts

The accompanying notes are an integral part of the financial statements.

Sentinel Capital Growth Fund
(Unaudited)
Fund Profile
at February 28, 2011
Top Sectors
Sector	Percent of Net Assets	Sector	Percent of Net Assets
Information Technology	21.9%	Consumer Discretionary	11.5%
Materials	16.6%	Financials	8.2%
Energy	14.6%	Consumer Staples	6.3%
Industrials	13.7%	Health Care	4.2%
Top 10 Holdings*
Description	Percent of Net Assets	Description	Percent of Net Assets
Praxair, Inc.	4.7%	Apple, Inc.	3.1%
Int'l. Business Machines Corp.	4.3%	Occidental Petroleum Corp.	3.0%
McDonald's Corp.	4.2%	Schlumberger Ltd.	3.0%
SPDR Gold Trust	4.0%	Freeport-McMoRan Copper & Gold, Inc.	2.9%
Emerson Electric Co.	3.5%	Cognizant Technology Solutions Corp.	2.4%
		Total of Net Assets	35.1%

*"Top 10 Holdings" excludes any short-term investments and money market funds. Portfolio composition and holdings are subject to change. More complete holdings follow.

Investment in Securities
at February 28, 2011 (Unaudited)
		Space			Space			Space
		Value			Value			Value
	Shares	(Note 2)		Shares	(Note 2)		Shares	(Note 2)

Domestic Common Stocks 87.8%			Financials 8.2%
Consumer Discretionary 11.5%			BlackRock, Inc.	16,000	$ 3,263,840	Automatic Data Processing, Inc.	15,763	$ 788,150
AutoZone, Inc.*	4,000	$ 1,031,800	CME Group, Inc.	1,500	466,920	Avago Technologies Ltd.	10,000	339,900
Dollar General Corp.*	40,000	1,130,000	JPMorgan Chase & Co.	35,000	1,634,150	Cisco Systems, Inc.*	120,870	2,243,347
Dollar Tree, Inc.*	39,500	1,987,640	Royal Bank of Canada	35,000	2,049,950	Cognizant Technology Solutions Corp.*	43,000	3,305,410
Home Depot, Inc.	20,000	749,400	Toronto-Dominion Bank	20,000	1,674,200	Corning, Inc.	35,000	807,100
Magna Int'l., Inc.	10,400	513,344	US Bancorp	20,000	554,600	EMC Corp.*	50,400	1,371,384
McDonald's Corp.	75,500	5,713,840	Wells Fargo & Co.	50,500	1,629,130	Intel Corp.	90,000	1,932,300
Tiffany & Co.	45,000	2,769,750			11,272,790	Int'l. Business Machines Corp.	36,000	5,827,680
Yum! Brands, Inc.	35,000	1,761,550	Health Care 3.1%			Linear Technology Corp.	30,000	1,036,800
		15,657,324	Express Scripts, Inc.*	30,000	1,686,600
Consumer Staples 6.3%			McKesson Corp.	5,000	396,400	Microsoft Corp.	55,000	1,461,900
Colgate-Palmolive Co.	15,000	1,177,800	Stryker Corp.	35,000	2,214,100	Molex, Inc. - Class A	22,600	520,252
					4,297,100	Qualcomm, Inc.	32,000	1,906,560
Corn Products Int'l., Inc.	43,400	2,118,788				Visa, Inc.	23,000	1,680,150
HJ Heinz Co.	15,000	753,300	Industrials 13.7%					28,935,003
JM Smucker Co.	10,000	688,400	3M Co.	5,000	461,150
Procter & Gamble Co.	15,770	994,298	BE Aerospace, Inc.*	30,000	1,011,600	Materials 9.2%
						Carpenter Technology Corp.	5,000	207,900
Walgreen Co.	65,000	2,817,100	Canadian Pacific Railway Ltd.	10,000	679,800	Cliffs Natural Resources, Inc.	12,300	1,193,961
		8,549,686	Donaldson Co., Inc.	20,000	1,126,000
Energy 14.6%			Emerson Electric Co.	80,000	4,772,800	Commercial Metals Co.	23,000	383,410
Arch Coal, Inc.	11,000	368,830	Goodrich Corp.	17,000	1,465,910	Freeport-McMoRan Copper & Gold, Inc.	74,680	3,954,306
EOG Resources, Inc.	10,000	1,123,100	Illinois Tool Works, Inc.	30,000	1,623,000	Praxair, Inc.	65,000	6,459,700
ExxonMobil Corp.	35,000	2,993,550	Jacobs Engineering Group, Inc.*	24,000	1,201,440	Yamana Gold, Inc.	25,000	318,250
McDermott Int'l., Inc.*	15,000	344,250						12,517,527
Noble Corp.	30,000	1,341,300	Norfolk Southern Corp.	33,000	2,164,140	Total Domestic Common Stocks
Occidental Petroleum Corp.	40,000	4,078,800	Parker Hannifin Corp.	16,000	1,426,880	(Cost $73,939,166)		119,996,602
Peabody Energy Corp.	39,000	2,554,110	Union Pacific Corp.	30,000	2,862,300	Exchange Traded Funds 4.0%
Schlumberger Ltd.	43,600	4,073,112			18,795,020	Materials 4.0%
			Information Technology 21.2%			SPDR Gold Trust*
SM Energy Co.	20,000	1,449,400	ANSYS, Inc.*	15,000	844,800	(Cost $2,900,529)	40,000	5,508,800
Suncor Energy, Inc.	35,000	1,645,700
		19,972,152	Apple, Inc.*	12,000	4,238,520
			Autodesk, Inc.*	15,000	630,750

The accompanying notes are an integral part of the financial statements.

Sentinel Capital Growth Fund
(Unaudited)
Space
Value
Shares	(Note 2)
Foreign Stocks & ADR's 5.2%
Australia 2.4%
BHP Billiton Ltd. ADR	34,000	$ 3,216,400
Brazil 1.0%
Vale SA ADR	40,000	1,369,200
Germany 0.7%
SAP AG ADR	16,000	966,400
Switzerland 1.1%
Roche Holding AG ADR	40,000	1,503,600
Total Foreign Stocks & ADR's
(Cost $4,349,119)	7,055,600
Principal
Amount	Value
(M=$1,000)	(Note 2)
Corporate Short-Term Notes 2.4%
ChevronTexaco Funding Corp.
0.14%, 03/07/11	2,800 M	2,799,935
Colgate-Palmolive Co.
0.15%, 03/14/11	460 M	459,975
Total Corporate Short-Term Notes
(Cost $3,259,910)	3,259,910
Total Investments 99.4%
(Cost $84,448,724)†	135,820,912

Other Assets in Excess of
Liabilities 0.6%	836,056

Net Assets 100.0%	$ 136,656,968

*	Non-income producing.
†	Cost for federal income tax purposes is $84,448,724. At
February 28, 2011 unrealized appreciation for federal
income tax purposes aggregated $51,372,188 of which
$51,945,516 related to appreciated securities and $573,328
related to depreciated securities.
ADR	-	American Depositary Receipt
SPDR	-	Standard & Poor's Depository Receipts

The accompanying notes are an integral part of the financial statements.

Sentinel Common Stock Fund
(Unaudited)
Fund Profile
at February 28, 2011
Top Sectors
Sector	Percent of Net Assets	Sector	Percent of Net Assets
Information Technology	18.5%	Consumer Staples	9.7%
Energy	14.3%	Consumer Discretionary	8.4%
Health Care	13.3%	Materials	4.5%
Financials	13.2%	Telecommunication Services	3.1%
Industrials	12.0%	Utilities	1.1%

Top 10 Holdings*
Description	Percent of Net Assets	Description	Percent of Net Assets
ExxonMobil Corp.	3.4%	PepsiCo, Inc.	1.8%
Int'l. Business Machines Corp.	2.5%	Noble Energy, Inc.	1.8%
Schlumberger Ltd.	2.3%	Johnson & Johnson	1.8%
Procter & Gamble Co.	2.0%	United Technologies Corp.	1.8%
Honeywell Int'l., Inc.	1.9%	Freeport-McMoRan Copper & Gold, Inc.	1.6%
		Total of Net Assets	20.9%

*"Top 10 Holdings" excludes any short-term investments and money market funds. Portfolio composition and holdings are subject to change. More complete holdings follow.

Investment in Securities
at February 28, 2011 (Unaudited)
		Space			Space			Space
		Value			Value			Value
	Shares	(Note 2)		Shares	(Note 2)		Shares	(Note 2)
Domestic Common Stocks 93.1%			Marathon Oil Corp.	250,000	$ 12,400,000	Celgene Corp.*	105,000	$ 5,575,500
Consumer Discretionary 8.4%			McDermott Int'l., Inc.*	340,700	7,819,065	Covidien PLC	125,000	6,431,250
Coach, Inc.	54,100	$ 2,971,172	Noble Energy, Inc.	250,000	23,165,000	Eli Lilly & Co.	104,600	3,614,976
Comcast Corp.	600,000	14,592,000	Pride Int'l., Inc.*	66,600	2,764,566	Forest Laboratories, Inc.*	225,000	7,290,000
Gap, Inc.	350,000	7,885,500	Schlumberger Ltd.	325,000	30,361,500	Gen-Probe, Inc.*	55,000	3,458,400
McDonald's Corp.	125,000	9,460,000	Transocean Ltd.*	85,000	7,193,550	Gilead Sciences, Inc.*	175,000	6,821,500
McGraw-Hill Cos., Inc.	200,000	7,736,000	Weatherford Int'l. Ltd.*	550,000	13,299,000	Johnson & Johnson	375,000	23,040,000
Nike, Inc.	100,000	8,903,000			186,729,485	Medco Health Solutions, Inc.*	155,000	9,554,200
Omnicom Group, Inc.	250,000	12,725,000	Financials 12.3%			Medtronic, Inc.	283,600	11,321,312
Staples, Inc.	137,600	2,930,880	ACE Ltd.	125,000	7,906,250	Merck & Co., Inc.	270,097	8,797,059
Time Warner Cable, Inc.	180,000	12,992,400	American Express Co.	229,200	9,986,244	Mettler-Toledo Int'l., Inc.*	40,000	6,854,800
Time Warner, Inc.	495,668	18,934,518	Bank of America Corp.	712,700	10,184,483	Pfizer, Inc.	620,000	11,928,800
TJX Cos., Inc.	200,000	9,974,000	Bank of New York Mellon Corp.	325,000	9,876,750	UnitedHealth Group, Inc.	181,200	7,715,496
		109,104,470				Zimmer Holdings, Inc.*	200,000	12,468,000
Consumer Staples 9.2%			Chubb Corp.	150,000	9,102,000			160,202,793
Altria Group, Inc.	225,000	5,708,250	CME Group, Inc.	12,500	3,891,000	Industrials 12.0%
CVS Caremark Corp.	150,000	4,959,000	Goldman Sachs Group, Inc.	90,000	14,740,200	Babcock & Wilcox Co.*	225,000	7,598,250
HJ Heinz Co.	200,000	10,044,000	JPMorgan Chase & Co.	367,750	17,170,248	Boeing Co.	125,000	9,001,250
Kellogg Co.	200,000	10,712,000	MetLife, Inc.	175,000	8,288,000
Kimberly-Clark Corp.	75,000	4,942,500	Morgan Stanley	350,000	10,388,000	Canadian National Railway Co.	160,700	11,774,489
						Deere & Co.	125,000	11,268,750
Kraft Foods, Inc.	250,000	7,960,000	PNC Financial Services Group, Inc.	100,000	6,170,000	General Dynamics Corp.	150,000	11,418,000
PepsiCo, Inc.	375,000	23,782,500	The Travelers Cos., Inc.	275,000	16,480,750	General Electric Co.	625,000	13,075,000
Philip Morris Int'l., Inc.	200,000	12,556,000	Toronto-Dominion Bank	125,000	10,463,750	Honeywell Int'l., Inc.	425,000	24,611,750
Procter & Gamble Co.	419,900	26,474,695	US Bancorp	525,000	14,558,250
Wal-Mart Stores, Inc.	250,000	12,995,000	Wells Fargo & Co.	350,000	11,291,000	L-3 Communications Holdings, Inc.	100,000	7,929,000
		120,133,945			160,496,925	Northrop Grumman Corp.	100,000	6,668,000
Energy 14.3%			Health Care 12.3%			Tyco Int'l. Ltd.	250,000	11,335,000
Apache Corp.	91,700	11,427,654	Aetna, Inc.	125,000	4,670,000	Union Pacific Corp.	100,000	9,541,000
Chevron Corp.	197,400	20,480,250	Amgen, Inc.*	175,000	8,982,750	United Technologies Corp.	275,000	22,973,500
EOG Resources, Inc.	115,000	12,915,650	Becton Dickinson & Co.	150,000	12,000,000	Waste Management, Inc.	225,000	8,338,500
ExxonMobil Corp.	525,000	44,903,250	Bristol-Myers Squibb Co.	375,000	9,678,750			155,532,489

The accompanying notes are an integral part of the financial statements.

Sentinel Common Stock Fund
(Unaudited)
Space	Space
Value	Value
Shares	(Note 2)	Shares	(Note 2)
Information Technology 17.6%	Israel 0.6%
Accenture PLC	275,000	$ 14,157,000	Teva Pharmaceutical
Activision Blizzard, Inc.	500,000	5,560,000	Industries Ltd. ADR	150,000	$ 7,515,000
Adobe Systems, Inc.*	100,000	3,450,000	Mexico 0.6%
Broadcom Corp.	200,000	8,244,000	America Movil SA de CV ADR	130,000	7,464,600
Check Point Software
Technologies Ltd.*	285,100	14,209,384	Switzerland 0.4%
Cisco Systems, Inc.*	412,900	7,663,424	Novartis AG ADR	100,000	5,627,000
Dell, Inc.*	425,000	6,727,750	United Kingdom 0.5%
Dolby Laboratories, Inc.*	125,000	6,321,250	Diageo PLC ADR	85,000	6,652,100
Total Foreign Stocks & ADR's
EMC Corp.*	700,000	19,047,000	(Cost $36,577,277)	53,528,700
Intel Corp.	250,000	5,367,500
Principal
Amount	Value
Int'l. Business Machines Corp.	200,000	32,376,000	(M=$1,000)	(Note 2)
Juniper Networks, Inc.*	150,000	6,600,000	Corporate Short-Term Notes 0.1%
KLA-Tencor Corp.	166,600	8,133,412	United Parcel
Microsoft Corp.	659,700	17,534,826	0.13%, 03/22/11
NetApp, Inc.*	200,000	10,332,000	(Cost $749,943)	750 M	749,943
Oracle Corp.	400,000	13,160,000	Total Investments 98.2%
Seagate Technology PLC*	475,000	6,032,500	(Cost $778,888,745)†	1,278,817,702
Teradata Corp.*	275,000	13,150,500	Other Assets in Excess of
Texas Instruments, Inc.	500,000	17,805,000	Liabilities 1.8%	23,286,769
Visa, Inc.	100,000	7,305,000
Western Union Co.	296,600	6,522,234	Net Assets 100.0%	$ 1,302,104,471
229,698,780
Materials 3.4%	*	Non-income producing.
EI Du Pont de Nemours & Co.	215,600	11,829,972	†	Cost for federal income tax purposes is $778,888,745. At
Freeport-McMoRan Copper & Gold, Inc.	400,000	21,180,000	February 28, 2011 unrealized appreciation for federal
income tax purposes aggregated $499,928,957 of which
$506,122,707 related to appreciated securities and
$6,193,750 related to depreciated securities.
Praxair, Inc.	115,000	11,428,700	ADR	-	American Depositary Receipt
44,438,672	SPDR	-	Standard & Poor's Depository Receipts
Telecommunication Services 2.5%
AT&T, Inc.	300,000	8,514,000
Rogers Communications, Inc.	275,000	9,707,500
Verizon Communications, Inc.	375,000	13,845,000
32,066,500
Utilities 1.1%
Entergy Corp.	125,000	8,900,000
Exelon Corp.	125,000	5,220,000
14,120,000
Total Domestic Common Stocks
(Cost $732,028,161)	1,212,524,059
Exchange Traded Funds 0.9%
Financials 0.9%
SPDR KBW Regional Banking*
(Cost $9,533,364)	450,000	12,015,000
Foreign Stocks & ADR's 4.1%
Australia 1.1%
BHP Billiton Ltd. ADR	150,000	14,190,000
Germany 0.9%
SAP AG ADR	200,000	12,080,000

The accompanying notes are an integral part of the financial statements.

Sentinel Conservative Strategies Fund
(Unaudited)
Fund Profile
at February 28, 2011

Portfolio Weightings
Asset Category	Percent of Net Assets
U.S. Government Obligations	45.2%
Domestic Common Stocks	35.4%
Foreign Stocks & ADR's	13.0%
Corporate Bonds	8.0%
Exchange Traded Funds	0.3%
Limited Partnership Interests	0.1%
Cash and Other	-2.0%

Top 10 Equity Holdings*		Top 10 Fixed Income Holdings*
				Maturity	Percent of
Description	Percent of Net Assets	Description	Coupon	Date	Net Assets
ExxonMobil Corp.	0.9%	FNMA 190377	5.00%	11/01/36	3.3%
PepsiCo, Inc.	0.9%	FHLMC A96390	4.50%	01/01/41	2.8%
Comcast Corp.	0.7%	FNR 06-117 PD	5.50%	07/25/35	2.6%
McDonald's Corp.	0.6%	FHR 3798 CY	3.50%	01/15/26	2.5%
Texas Instruments, Inc.	0.6%	FNR 06-29 PC	5.50%	07/25/35	2.2%
Roche Holding AG	0.6%	FNMA AE2541	3.50%	09/01/40	2.1%
EI Du Pont de Nemours & Co.	0.6%	FHLMC A94593	4.50%	10/01/40	2.1%
Int'l. Business Machines Corp.	0.5%	FNMA 745336	5.00%	03/01/36	1.9%
Procter & Gamble Co.	0.5%	FNMA 889533	5.50%	06/01/38	1.8%
BG Group PLC	0.5%	FNMA AE8098	4.00%	10/01/40	1.7%
Total of Net Assets	6.4%	Total of Net Assets			23.0%

Average Effective Duration (for all Fixed Income Holdings) 5.0 years**

*"Top 10 Equity Holdings" and "Top 10 Fixed Income Holdings" excludes any short-term investments and money market funds. Portfolio composition and holdings are subject to change. More complete holdings follow.
**The average effective duration considers the call and put date of a security and the pre-payment risk of mortgage-backed bonds to measure the sensitivity of the Fund's price due to changes in interest rates.

Investment in Securities
at February 28, 2011 (Unaudited)

	Principal			Principal			Principal
	Amount	Value		Amount	Value		Amount	Value
	(M=$1,000)	(Note 2)		(M=$1,000)	(Note 2)		(M=$1,000)	(Note 2)

U.S. Government Obligations 45.2%			FHR 3081 CP			Federal National Mortgage
U.S. Government Agency			5.5%, 10/15/34	2,000 M	$ 2,172,442	Association 22.7%
Obligations 43.2%					13,206,153	Collateralized Mortgage Obligations:
Federal Home Loan Bank 3.7%			Mortgage-Backed Securities:			FNR 06-12 PD
Agency Discount Notes:			30-Year:			5.5%, 09/25/34	1,851 M	$ 2,016,918
0.04%, 03/01/11	5,500 M	$ 5,499,996	FGLMC G06205			FNR 06-29 PC
Federal Home Loan Mortgage			5%, 12/01/36	979 M	1,032,535	5.5%, 07/25/35	3,000 M	3,272,335
Corporation 16.8%			FGLMC G08273			FNR 06-117 PD
Collateralized Mortgage Obligations:			5.5%, 06/01/38	1,407 M	1,503,442	5.5%, 07/25/35	3,500 M	3,819,500
FHR 3786 LB			FGLMC A78147					9,108,753
3%, 01/15/26	1,000 M	882,959	5.5%, 06/01/38	1,870 M	1,998,811	Mortgage-Backed Securities:
FHR 3792 KL			FHLMC A94593			25-Year:
3.5%, 01/15/26	1,000 M	919,317	4.5%, 10/01/40	2,984 M	3,050,983	FNMA 735703
			FHLMC A96390			5%, 04/01/29	1,780 M	1,883,984
FHR 3798 CY			4.5%, 01/01/41	3,995 M	4,087,614
3.5%, 01/15/26	4,000 M	3,743,225			11,673,385	30-Year:
FHR 3814 B			Total Federal Home Loan			FNMA 891386
3%, 02/15/26	2,000 M	1,788,500	Mortgage Corporation		24,879,538	5.5%, 10/01/35	1,435 M	1,543,774
FHR 2541 DM						FNMA 745336
5.5%, 12/15/32	1,399 M	1,525,185				5%, 03/01/36	2,679 M	2,827,228
FHR 3159 TD						FNMA 190377
5.5%, 05/15/34	2,000 M	2,174,525				5%, 11/01/36	4,605 M	4,860,009

The accompanying notes are an integral part of the financial statements.

Sentinel Conservative Strategies Fund
(Unaudited)

	Principal			Principal				Space
	Amount	Value		Amount	Value			Value
	(M=$1,000)	(Note 2)		(M=$1,000)	(Note 2)		Shares	(Note 2)
FNMA 986648			Lloyds TSB Bank PLC			Staples, Inc.	9,200	$ 195,960
6%, 09/01/37	1,881 M	$ 2,053,430	4.875%, 01/21/16	500 M	$ 509,409	Target Corp.	7,500	394,125
FNMA 889533			Macquarie Group Ltd.			Time Warner Cable, Inc.	6,000	433,080
5.5%, 06/01/38	2,463 M	2,635,662	6.25%, 01/14/21(b)	500 M	512,188	Time Warner, Inc.	11,666	445,641
FNMA AE2541			Morgan Stanley					5,157,824
3.5%, 09/01/40	3,318 M	3,137,889	5.75%, 01/25/21	500 M	514,919
FNMA AE4287			Regions Bank			Consumer Staples 4.2%
3.5%, 09/01/40	1,481 M	1,400,837	7.5%, 05/15/18	500 M	530,738	Altria Group, Inc.	12,500	317,125
FNMA AE8098			SLM Corp.			Coca-Cola Co.	4,455	284,763
4%, 10/01/40	2,482 M	2,457,481	6.25%, 01/25/16	500 M	513,037	Colgate-Palmolive Co.	2,500	196,300
FNMA AH0272					4,468,732
4.5%, 12/01/40	1,593 M	1,630,392	Health Care 0.4%			CVS Caremark Corp.	15,000	495,900
		22,546,702	Boston Scientific Corp.			General Mills, Inc.	5,622	208,801
Total Federal National			6%, 01/15/20	500 M	526,457	HJ Heinz Co.	12,500	627,750
Mortgage Association		33,539,439
Total U.S. Government			Insurance 0.8%			Kimberly-Clark Corp.	4,544	299,450
Agency Obligations		63,918,973	American Int'l. Group, Inc.			Kraft Foods, Inc.	20,000	636,800
U.S. Treasury Obligations 2.0%			6.4%, 12/15/20	500 M	543,148	PepsiCo, Inc.	20,000	1,268,400
U.S. Treasury Bill			ING Groep NV			Philip Morris Int'l., Inc.	7,500	470,850
0.11%, 03/10/11	3,000 M	2,999,918	5.775%, 12/29/49(c)	250 M	223,750	Procter & Gamble Co.	12,500	788,125
Total U.S. Treasury			Liberty Mutual Group, Inc.			Wal-Mart Stores, Inc.	12,500	649,750
Obligations		2,999,918	7%, 03/15/37(b)	250 M	244,399			6,244,014
Total U.S. Government			XL Capital Ltd.
Obligations			6.5%, 12/29/49(d)	250 M	233,750	Energy 4.8%
(Cost $66,867,237)		66,918,891			1,245,047	Apache Corp.	2,500	311,550
Corporate Bonds 8.0%			Media 1.0%			Chevron Corp.	5,000	518,750
Basic Industry 0.5%			CBS Corp.			ConocoPhillips	7,088	551,943
DR Horton, Inc.			4.3%, 02/15/21	500 M	474,506	EOG Resources, Inc.	5,000	561,550
6.5%, 04/15/16	250 M	262,500	DISH DBS Corp.			ExxonMobil Corp.	15,000	1,282,950
KB Home			7.875%, 09/01/19	250 M	272,188
7.25%, 06/15/18	250 M	248,750	NBC Universal, Inc.			Marathon Oil Corp.	10,000	496,000
Mohawk Industries, Inc.			4.375%, 04/01/21(b)	500 M	482,192	McDermott Int'l., Inc.*	20,000	459,000
6.875%, 01/15/16(a)	250 M	269,375	XM Satellite Radio, Inc.			Noble Energy, Inc.	7,500	694,950
		780,625	7.625%, 11/01/18(b)	250 M	266,250	Occidental Petroleum Corp.	3,162	322,429
Consumer Cyclical 0.5%					1,495,136	Patterson-UTI Energy, Inc.	10,000	273,400
Dana Holding Corp.			Technology 0.7%			Pride Int'l., Inc.*	4,000	166,040
6.75%, 02/15/21	250 M	254,375	American Tower Corp.			Schlumberger Ltd.	3,500	326,970
Federated Retail Holdings, Inc.			4.5%, 01/15/18	250 M	248,175
5.9%, 12/01/16	250 M	268,125	Corning, Inc.			Transocean Ltd.*	4,000	338,520
Ford Motor Credit Co. LLC			4.25%, 08/15/20	500 M	496,341	Ultra Petroleum Corp.*	10,000	453,500
5.75%, 02/01/21	250 M	247,267	Jabil Circuit, Inc.			Weatherford Int'l. Ltd.*	15,000	362,700
		769,767	5.625%, 12/15/20	250 M	245,625			7,120,252
Consumer Non-Cyclical 0.4%					990,141	Financials 4.1%
CVS Caremark Corp.			Telecommunications 0.2%			ACE Ltd.	6,000	379,500
4.75%, 05/18/20	500 M	513,673	MetroPCS Wireless, Inc.			American Express Co.	15,000	653,550
Energy 0.5%			6.625%, 11/15/20	250 M	244,062	Bank of America Corp.	25,000	357,250
Chesapeake Energy Corp.			Total Corporate Bonds
6.125%, 02/15/21	250 M	255,313	(Cost $11,634,870)		11,826,341	Bank of New York Mellon Corp.	15,000	455,850
Weatherford Int'l. Ltd.					Space	Chubb Corp.	7,500	455,100
6.75%, 09/15/40	500 M	537,388			Value	Franklin Resources, Inc.	1,800	226,116
		792,701		Shares	(Note 2)	Goldman Sachs Group, Inc.	2,500	409,450
Financials 3.0%			Domestic Common Stocks 35.4%			JPMorgan Chase & Co.	12,000	560,280
Ally Financial, Inc.			Consumer Discretionary 3.5%			MetLife, Inc.	10,000	473,600
8%, 11/01/31	250 M	287,500	Coach, Inc.	5,400	296,568	Moody's Corp.	4,700	149,930
Bank of America Corp.
5.875%, 01/05/21	500 M	531,837	Comcast Corp.	40,000	972,800	PNC Financial Services Group, Inc.	10,000	617,000
Citigroup, Inc.			Gap, Inc.	20,000	450,600
5.5%, 02/15/17	500 M	527,354	McDonald's Corp.	12,500	946,000	The Travelers Cos., Inc.	8,500	509,405
Int'l. Lease Finance Corp.			McGraw-Hill Cos., Inc.	10,000	386,800	US Bancorp	15,000	415,950
6.5%, 09/01/14(b)	500 M	541,750	Omnicom Group, Inc.	12,500	636,250

The accompanying notes are an integral part of the financial statements.

Sentinel Conservative Strategies Fund
(Unaudited)
		Space			Space			Space
		Value			Value			Value
	Shares	(Note 2)		Shares	(Note 2)		Shares	(Note 2)
Wells Fargo & Co.	10,000	$ 322,600	Teradata Corp.*	10,000	$ 478,200
		5,985,581	Texas Instruments, Inc.	25,000	890,250	Shanghai Industrial Holdings Ltd. (e)	80,000	$ 288,176
Health Care 5.2%			Visa, Inc.	3,500	255,675			1,538,187
Abbott Laboratories	5,000	240,500			8,266,945	Israel 0.3%
Aetna, Inc.	12,500	467,000	Materials 1.5%			Teva Pharmaceutical Industries Ltd. ADR	8,000	400,800
Amgen, Inc.*	10,000	513,300	EI Du Pont de Nemours & Co.	15,000	823,050	Japan 1.5%
Becton Dickinson & Co.	7,500	600,000
Bristol-Myers Squibb Co.	25,000	645,250	Freeport-McMoRan Copper & Gold, Inc.	10,000	529,500	Fanuc Ltd. (e)	2,000	312,418
						Komatsu Ltd. (e)	14,000	429,502
Cigna Corp.	7,500	315,525	Packaging Corp. of America	12,500	359,875
Covidien PLC	7,500	385,875	Praxair, Inc.	5,000	496,900	Mitsubishi Corp. (e)	20,000	556,445
Eli Lilly & Co.	6,500	224,640			2,209,325	Nidec Corp. (e)	6,000	559,673
						Uni-Charm Corp. (e)	10,001	387,199
Forest Laboratories, Inc.*	8,500	275,400	Telecommunication Services 1.1%					2,245,237
Gilead Sciences, Inc.*	10,000	389,800	AT&T, Inc.	20,000	567,600	Malaysia 0.2%
			Rogers Communications, Inc.	15,000	529,500
Johnson & Johnson	12,500	768,000	Verizon Communications, Inc.	14,000	516,880	Genting Bhd (e)	75,000	246,059
Medco Health Solutions, Inc.*	5,000	308,200			1,613,980	Netherlands 0.3%
Medtronic, Inc.	12,500	499,000	Utilities 0.8%			ING Groep NV *(e)	34,000	426,514
Merck & Co., Inc.	18,650	607,431	Entergy Corp.	7,000	498,400
Mettler-Toledo Int'l., Inc.*	2,500	428,425				Singapore 0.3%
			Exelon Corp.	7,500	313,200	Singapore Technologies
Pfizer, Inc.	30,000	577,200				Engineering Ltd. (e)	200,000	503,243
			NextEra Energy, Inc.	7,500	416,025
Zimmer Holdings, Inc.*	7,500	467,550			1,227,625	South Korea 0.5%
		7,713,096	Total Domestic Common Stocks			Samsung Electronics Co. Ltd.
Industrials 4.6%			(Cost $42,017,844)		52,347,582	(e)	900	738,135
Babcock & Wilcox Co.*	5,000	168,850	Exchange Traded Funds 0.3%			Spain 0.4%
Boeing Co.	10,000	720,100	Financials 0.3%			Telefonica SA ADR	25,000	639,250
Canadian National Railway Co.	5,000	366,350	SPDR KBW Regional Banking
			(Cost $399,654)*	18,900	504,630	Switzerland 1.4%
Deere & Co.	6,500	585,975				ABB Ltd. (e)	21,000	514,203
General Dynamics Corp.	5,000	380,600	Foreign Stocks & ADR's 13.0%			Julius Baer Group Ltd. (e)	5,000	224,274
General Electric Co.	25,000	523,000	Australia 0.9%			Nestle SA (e)	8,000	452,952
Honeywell Int'l., Inc.	10,000	579,100	BHP Billiton Ltd. ADR	6,000	567,600	Roche Holding AG (e)	5,500	829,634
			Newcrest Mining Ltd. (e)	18,000	695,705			2,021,063
L-3 Communications Holdings, Inc.	7,500	594,675			1,263,305	United Kingdom 2.3%
Northrop Grumman Corp.	10,000	666,800	Brazil 0.4%			Barclays PLC (e)	75,000	389,222
Tyco Int'l. Ltd.	12,500	566,750	Petroleo Brasileiro SA ADR	15,000	597,450	BG Group PLC (e)	32,000	779,220
Union Pacific Corp.	4,000	381,640	China 0.4%			HSBC Holdings PLC (e)	40,000	444,297
United Technologies Corp.	7,500	626,550	China Life Ins. Co. Ltd. (e)	80,000	304,922	Standard Chartered PLC (e)	15,000	396,732
Waste Management, Inc.	17,500	648,550	Shandong Weigao Grp. Med.			Vodafone Group PLC ADR	24,000	686,880
		6,808,940	Polymer Co. Ltd. (e)	120,000	296,756
					601,678	WPP PLC (e)	50,000	688,119
Information Technology 5.6%								3,384,470
Accenture PLC	10,000	514,800	France 1.9%			Total Foreign Stocks & ADR's
Activision Blizzard, Inc.	30,000	333,600	Accor SA (e)	10,000	470,483	(Cost $16,464,511)		19,182,508
ANSYS, Inc.*	8,000	450,560	BNP Paribas (e)	7,500	585,339	Limited Partnership Interests 0.1%
			Groupe Danone (e)	7,000	438,741	Energy 0.1%
Check Point Software Technologies Ltd.*	7,500	373,800	Total SA ADR	11,000	674,300	Williams Partners LP
Cisco Systems, Inc.*	20,000	371,200	Veolia Environnement SA (e)	18,000	592,245	(Cost $100,832)*(f)	4,000	207,440
EMC Corp.*	22,500	612,225			2,761,108		Principal
Harris Corp.	10,000	466,600	Germany 1.2%				Amount	Value
							(M=$1,000)	(Note 2)
Int'l. Business Machines Corp.	5,000	809,400	E.ON AG (e)	17,000	557,657
Juniper Networks, Inc.*	10,000	440,000	Fresenius SE (e)	7,500	684,552	Corporate Short-Term Notes 1.0%
Microchip Technology, Inc.	8,500	313,735	SAP AG ADR	9,500	573,800	Chevron Funding Corp.
					1,816,009	0.14%, 03/07/11
Microsoft Corp.	25,000	664,500				(Cost $1,499,965)	1,500 M	1,499,965
NetApp, Inc.*	10,000	516,600	Hong Kong 1.0%
Oracle Corp.	12,000	394,800	Cheung Kong Hldgs. Ltd. (e)	33,000	516,814
Seagate Technology PLC*	30,000	381,000	Li & Fung Ltd. (e)	120,000	733,197

The accompanying notes are an integral part of the financial statements.

Sentinel Conservative Strategies Fund

(Unaudited)

Principal
		Amount	Value
		(M=$1,000)	(Note 2)
Total Investments 103.0%
(Cost $138,984,913)†			$ 152,487,357

Excess of Liabilities Over
Other Assets (3.0)%			(4,446,370)

Net Assets 100.0%			$ 148,040,987

*	Non-income producing.

†	Cost for federal income tax purposes is $138,984,913. At
February 28, 2011 unrealized appreciation for federal
income tax purposes aggregated $13,502,444 of which
$14,936,880 related to appreciated securities and
$1,434,436 related to depreciated securities.

(a)	Mohawk Industries, Inc. is a Credit Sensitive issue. The
issue has a coupon rate which will adjust based upon a
change of the issue's quality rating assigned by one or more rating agencies.

(b)	Security exempt from registration under Rule 144A of the
Securities Act of 1933, as amended. These securities may
be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2011, the market value of rule 144A securities amounted to
$2,046,779 or1.38% of net assets.

(c)	ING Groep NV is currently fixed at 5.775%. On December
8th, 2015 it converts to a variable rate that floats on the 8th of March, June, September, and December. The interest
rate is based on the 3-month Libor rate plus 1.68%.

(d)	Step Up/Down.

(e)	Fair valued.

(f)	Return of capital paid during the fiscal period.

ADR	-	American Depositary Receipt
SPDR	-	Standard & Poor's Depository Receipts

The accompanying notes are an integral part of the financial statements.

Sentinel Georgia Municipal Fund
(Unaudited)
Fund Profile
at February 28, 2011
Top 10 Holdings*
		Maturity	Percent of			Maturity	Percent of
Description	Coupon	Date	Net Assets	Description	Coupon	Date	Net Assets
Gwinnett County School District	5.00%	02/01/24	11.9%	Georgia State Road & Tollway Auth.	5.00%	06/01/18	4.7%
Columbia County, GA	5.00%	04/01/17	6.0%	De Kalb County, GA	5.00%	12/01/15	4.7%
Houston County Hospital Auth.	5.25%	10/01/16	5.0%	Municipal Electric Auth. of Georgia	5.25%	01/01/19	4.7%
State of Georgia	5.00%	12/01/19	4.9%	Chatham County School District	5.25%	08/01/14	4.7%
County of Forsyth, GA	5.00%	03/01/22	4.9%	State of Georgia	6.25%	08/01/13	4.7%
				Total of Net Assets			56.2%

*"Top 10 Holdings" excludes any short-term investments and money market funds. Portfolio composition and holdings are subject to change. More complete holdings follow.

Investment in Securities
at February 28, 2011 (Unaudited)

Principal				Principal
Amount		Value		Amount	Value
(M=$1,000)		(Note 2)		(M=$1,000)	(Note 2)

Municipal Bonds 95.0%			State of Georgia
			5%, 12/01/19	1,000 M	$ 1,175,260
Georgia 95.0%			6.25%, 08/01/13	1,000 M	1,128,340
Chatham County School District			Total Municipal Bonds
5.25%, 08/01/14	1,000 M	$ 1,129,220	(Cost $22,123,462)		22,935,597
City of Columbus, GA
5%, 05/01/20	1,000 M	1,101,170			Value
Cobb County Hospital Auth.				Shares	(Note 2)
5.25%, 04/01/15	700 M	752,962	Institutional Funds 5.0%
Cobb County Kennestone Hospital Auth.			Blackrock Provident
5.25%, 04/01/20	500 M	530,355	Institutional Funds Municipal
5.25%, 04/01/21	500 M	526,915	Money Market Fund
Cobb-Marietta Coliseum & Exhibit Hall			(Cost $1,200,000)	1,200,000	1,200,000
5%, 01/01/15	1,000 M	1,084,640	Total Investments 100.0%
			(Cost $23,323,462)†		24,135,597
Columbia County, GA
5%, 04/01/17	1,250 M	1,447,300	Excess of Liabilities Over
Commerce School District			Other Assets 0.0%		(3,669)
5%, 08/01/21	250 M	278,267
County of Forsyth, GA			Net Assets 100.0%		$ 24,131,928
5%, 03/01/22	1,045 M	1,173,619
County of Gilmer, GA
5%, 04/01/20	1,000 M	1,079,750
			† Cost for federal income tax purposes is $23,323,462. At
De Kalb County, GA			February 28, 2011 unrealized appreciation for federal
5%, 12/01/15	1,000 M	1,136,570	income tax purposes aggregated $812,135 of which
Georgia State Road & Tollway Auth.			$844,070 related to appreciated securities and $31,935
5%, 06/01/18	1,000 M	1,146,130	related to depreciated securities.
Gwinnett County School District
5%, 02/01/24	2,500 M	2,867,175
Houston County Hospital Auth.
5.25%, 10/01/16	1,100 M	1,196,162
Jackson County School District, GA
5%, 03/01/16	500 M	558,740
Jackson County Water & Sewer Auth.
5.25%, 09/01/20	500 M	522,035
Municipal Electric Auth. of Georgia
5.25%, 01/01/19	1,000 M	1,130,560
Newton County School District, GA
5%, 02/01/15	700 M	752,507
Paulding County School District, GA
5%, 02/01/21	1,000 M	1,116,040
Paulding County, GA
5%, 02/01/21	1,000 M	1,101,880

The accompanying notes are an integral part of the financial statements

Sentinel Government Securities Fund
(Unaudited)
Fund Profile
at February 28, 2011
Average Effective Duration
			Percent of				Percent of
Duration		Fixed Income Holdings		Duration		Fixed Income Holdings
Less than 1 yr.			3.9%	4 yrs. to 5.99 yrs.			9.7%
1 yr. to 2.99 yrs.			35.8%	6 yrs. to 7.99 yrs.			27.6%
3 yrs. to 3.99 yrs.			16.2%	8 yrs. and over			6.9%
Average Effective Duration (for all Fixed Income Holdings) 4.4 years**
Top 10 Holdings*
		Maturity	Percent of			Maturity	Percent of
Description	Coupon	Date	Net Assets	Description	Coupon	Date	Net Assets
FNMA AE2541	3.50%	09/01/40	7.0%	FGLMC A95606	4.50%	12/01/40	4.1%
FNMA AE4287	3.50%	09/01/40	6.1%	FNMA AE1853	4.00%	08/01/40	3.6%
FNMA AE2611	3.50%	09/01/40	5.3%	FNMA 735703	5.00%	04/01/29	3.5%
FGLMC A78147	5.50%	06/01/38	4.2%	FGLMC A79390	5.50%	07/01/38	3.5%
FNMA 889533	5.50%	06/01/38	4.2%	FHR 2541 DM	5.50%	12/15/32	3.3%
				Total of Net Assets			44.8%

"Top 10 Holdings" excludes any short-term investments and money market funds. Portfolio composition and holdings are subject to change. More complete holdings follow.
**The average effective duration considers the call and put date of a security and the pre-payment risk of mortgage-backed bonds to measure the sensitivity of the Fund's price due to changes in interest rates.

Investment in Securities
at February 28, 2011 (Unaudited)

	Principal			Principal			Principal
	Amount	Value		Amount	Value		Amount	Value
	(M=$1,000)	(Note 2)		(M=$1,000)	(Note 2)		(M=$1,000)	(Note 2)

U.S. Government Obligations 111.9%			FHLMC 170147			FNR 06-117 PD
U.S. Government Agency			11%, 11/01/15	763	$ 873	5.5%, 07/25/35	12,500 M	$ 13,641,070
Obligations 111.9%			FHLMC 360017			FNR 07-14 QD
Federal Home Loan Bank 16.0%			11%, 11/01/17	453	528	5.5%, 11/25/35	10,000 M	10,909,015
			FGLMC A61531					60,398,914
Agency Discount Notes:
0.04%, 03/01/11	45,900 M	$ 45,900,000	6%, 09/01/36	11,675 M	12,790,020	Mortgage-Backed Securities:
0.07%, 03/03/11	70,100 M	70,099,727	FGLMC G06205			15-Year:
			5%, 12/01/36	12,847 M	13,553,032
Total Federal Home Loan Bank		115,999,727				FNMA 346879
			FHLMC A64971			7%, 05/01/11	500	510
Federal Home Loan Mortgage			5.5%, 08/01/37	58 M	62,715
Corporation 35.4%						20-Year:
			FGLMC G08273
Collateralized Mortgage Obligations:			5.5%, 06/01/38	18,758 M	20,045,893	FNMA 252206
FHR 3786 LB			FGLMC A78147			6%, 01/01/19	21 M	22,954
3%, 01/15/26	12,000 M	10,595,516	5.5%, 06/01/38	28,853 M	30,833,807	FNMA 573745
						6.5%, 08/01/20	87 M	96,132
FHR 3792 KL			FGLMC A79390
3.5%, 01/15/26	10,938 M	10,055,907	5.5%, 07/01/38	23,644 M	25,267,397	FNMA 758564
						6%, 09/01/24	330 M	362,023
FHR 3798 CY			FHLMC A94255
3.5%, 01/15/26	20,647 M	19,321,447	4%, 10/01/40	5,486 M	5,409,034			481,109
FHR 3814 B			FGLMC A95606			25-Year:
3%, 02/15/26	11,109 M	9,934,246	4.5%, 12/01/40	28,994 M	29,737,719	FNMA 251808
FHR 2541 DM			FHLMC A96390			10%, 04/01/18	16 M	15,741
5.5%, 12/15/32	22,389 M	24,402,958	4.5%, 01/01/41	5,525 M	5,653,196	FNMA 735703
FHR 3159 TD					143,354,459	5%, 04/01/29	23,923 M	25,320,746
5.5%, 05/15/34	10,000 M	10,872,625	Total Federal Home Loan					25,336,487
FHR 3081 CP			Mortgage Corporation		257,852,491	30-Year:
5.5%, 10/15/34	12,000 M	13,034,651	Federal National Mortgage			FNMA 426830
FHR 3145 AJ			Association 60.4%			8%, 11/01/24	25 M	29,136
5.5%, 04/15/36	15,000 M	16,280,682	Collateralized Mortgage Obligations:			FNMA 738887
		114,498,032	FNR 03-32 BZ			5.5%, 10/01/33	464 M	499,843
Mortgage-Backed Securities:			6%, 11/25/32	1,474 M	1,620,708	FNMA 748895
30-Year:			FNR 06-12 PD			6%, 12/01/33	350 M	384,742
			5.5%, 09/25/34	10,000 M	10,896,369
FHLMC 170141						FNMA 891386
11%, 09/01/15	224	245	FNR 06-29 PC			5.5%, 10/01/35	17,942 M	19,297,176
			5.5%, 07/25/35	21,390 M	23,331,752

The accompanying notes are an integral part of the financial statements.

Sentinel Government Securities Fund
(Unaudited)

	Principal		Principal
	Amount	Value	Amount	Value
	(M=$1,000)	(Note 2)	(M=$1,000)	(Note 2)
FNMA 745336			Total Investments 111.9%
5%, 03/01/36	3,420 M	$ 3,609,561	(Cost $810,441,467)†	$ 813,466,219
FNMA 190377
5%, 11/01/36	2,993 M	3,159,006	Excess of Liabilities Over
FNMA 881279			Other Assets (11.9)%	(86,644,231)
5%, 11/01/36	2,411 M	2,554,397
FNMA 986648			Net Assets 100.0%	$ 726,821,988
6%, 09/01/37	16,336 M	17,829,849
FNMA 899878			† Cost for federal income tax purposes is $810,441,467. At
6%, 11/01/37	15,828 M	17,231,796	February 28, 2011 unrealized appreciation for federal
			income tax purposes aggregated $3,024,752 of which
FNMA 962007			$4,821,244 related to appreciated securities and $1,796,492
5.5%, 03/01/38	14,109 M	15,097,452	related to depreciated securities.
FNMA 889533
5.5%, 06/01/38	28,325 M	30,310,110
FNMA 929718
5.5%, 07/01/38	13,458 M	14,400,440
FNMA 931292
5.5%, 06/01/39	10,000 M	10,854,478
FNMA 931533
4.5%, 07/01/39	8,049 M	8,336,278
FNMA AC1242
5.5%, 07/01/39	18,564 M	19,861,586
FNMA 931535
5.5%, 07/01/39	6,979 M	7,575,954
FNMA AE1853
4%, 08/01/40	26,273 M	25,944,087
FNMA AE2541
3.5%, 09/01/40	53,800 M	50,878,633
FNMA AE2611
3.5%, 09/01/40	40,500 M	38,300,703
FNMA AE4287
3.5%, 09/01/40	46,700 M	44,164,267
FNMA AE4359
4.5%, 10/01/40	13,789 M	14,120,129
FNMA AH0272
4.5%, 12/01/40	8,106 M	8,296,238
		352,735,861
Total Federal National
Mortgage Association		438,952,881
Government National Mortgage
Corporation 0.1%
Mortgage-Backed Securities:
15-Year:
GNMA II 3197
7%, 02/20/17	19 M	20,588
20-Year:
GNMA 623177
6.5%, 08/15/23	179 M	203,463
25-Year:
GNMA 608728
6.5%, 11/15/25	184 M	211,768
30-Year:
GNMA 506805
6.5%, 06/15/29	198 M	225,301
Total Government National Mortgage
Corporation		661,120
Total U.S. Government Obligations
(Cost $810,441,467)		813,466,219

			The accompanying notes are an integral part of the financial statements.

Sentinel Growth Leaders Fund
(Unaudited)
Fund Profile
at February 28, 2011
Top Sectors
Sector	Percent of Net Assets	Sector	Percent of Net Assets
Information Technology	23.0%	Industrials	15.2%
Energy	18.4%	Consumer Discretionary	12.9%
Materials	15.6%	Financials	9.5%
		Health Care	1.7%
Top 10 Holdings*
Description	Percent of Net Assets	Description	Percent of Net Assets
Schlumberger Ltd.	4.8%	Praxair, Inc.	4.4%
McDonald's Corp.	4.7%	SPDR Gold Trust	4.3%
Emerson Electric Co.	4.6%	Peabody Energy Corp.	4.3%
Int'l. Business Machines Corp.	4.6%	Suncor Energy, Inc.	4.3%
Yum! Brands, Inc.	4.6%	BlackRock, Inc.	4.2%
		Total of Net Assets	44.8%
*"Top 10 Holdings" excludes any short-term investments and money market funds. Portfolio composition and holdings are subject to change. More complete holdings follow.

Investment in Securities
at February 28, 2011 (Unaudited)

		Space			Space	*	Non-income producing.
		Value			Value
	Shares	(Note 2)		Shares	(Note 2)	†	Cost for federal income tax purposes is $28,431,139. At
							February 28, 2011 unrealized appreciation for federal
Domestic Common Stocks 89.6%			Int'l. Business Machines Corp.	11,000	$ 1,780,680		income tax purposes aggregated $10,024,799 of which
							$10,142,904 related to appreciated securities and $118,105
Consumer Discretionary 12.9%			Linear Technology Corp.	40,000	1,382,400		related to depreciated securities.
Dollar Tree, Inc.*	28,000	$ 1,408,960	Visa, Inc.	18,000	1,314,900	ADR	-	American Depositary Receipt
McDonald's Corp.	24,000	1,816,320			8,865,520	SPDR	-	Standard & Poor's Depository Receipts
Yum! Brands, Inc.	35,000	1,761,550	Materials 8.9%
		4,986,830	Cliffs Natural Resources, Inc.	7,000	679,490
Energy 18.4%
McDermott Int'l., Inc.*	40,000	918,000	Freeport-McMoRan Copper & Gold, Inc.	20,000	1,059,000
			Praxair, Inc.	17,000	1,689,460
Occidental Petroleum Corp.	10,000	1,019,700			3,427,950
Peabody Energy Corp.	25,200	1,650,348	Total Domestic Common Stocks
Schlumberger Ltd.	20,000	1,868,400	(Cost $25,816,349)		34,557,328
Suncor Energy, Inc.	35,000	1,645,700	Exchange Traded Funds 4.3%
		7,102,148	Materials 4.3%
Financials 9.5%			SPDR Gold Trust*
BlackRock, Inc.	8,000	1,631,920	(Cost $899,714)	12,000	1,652,640
JPMorgan Chase & Co.	25,000	1,167,250	Foreign Stocks & ADR's 2.4%
Royal Bank of Canada	15,000	878,550	Australia 2.4%
		3,677,720	BHP Billiton Ltd. ADR
Health Care 1.7%			(Cost $415,106)	10,000	946,000
Stryker Corp.	10,000	632,600		Principal
				Amount	Value
Industrials 15.2%				(M=$1,000)	(Note 2)
BE Aerospace, Inc.*	36,000	1,213,920
Emerson Electric Co.	30,000	1,789,800	Corporate Short-Term Notes 3.4%
Illinois Tool Works, Inc.	25,000	1,352,500	ChevronTexaco Funding Corp.
			0.14%, 03/07/11
Norfolk Southern Corp.	23,000	1,508,340	(Cost $1,299,970)	1,300 M	1,299,970
		5,864,560	Total Investments 99.7%
Information Technology 23.0%			(Cost $28,431,139)†		38,455,938
ANSYS, Inc.*	20,000	1,126,400	Other Assets in Excess of
Apple, Inc.*	4,000	1,412,840	Liabilities 0.3%		119,660
Avago Technologies Ltd.	10,000	339,900
Cisco Systems, Inc.*	35,000	649,600	Net Assets 100.0%		$ 38,575,598
Intel Corp.	40,000	858,800

			The accompanying notes are an integral part of the financial statements.

Sentinel International Equity Fund
(Unaudited)
Fund Profile
at February 28, 2011
Top Sectors
Sector	Percent of Net Assets	Sector	Percent of Net Assets
Financials	16.2%	Consumer Staples	9.6%
Industrials	14.6%	Health Care	8.7%
Consumer Discretionary	12.3%	Energy	6.9%
Materials	11.8%	Utilities	3.7%
Information Technology	10.5%	Telecommunication Services	3.5%

Top Geographical Weightings
Country	Percent of Net Assets	Country	Percent of Net Assets
United Kingdom	15.6%	China	5.3%
Japan	11.7%	Hong Kong	4.8%
France	10.9%	Australia	4.4%
Switzerland	9.8%	United States	3.6%
Germany	9.7%	Spain	3.6%
Top 10 Holdings*
Description	Percent of Net Assets	Description	Percent of Net Assets
WPP PLC	2.7%	Komatsu Ltd.	2.1%
Vodafone Group PLC	2.4%	Li & Fung Ltd.	2.1%
BG Group PLC	2.3%	Singapore Technologies Engineering Ltd.	2.1%
Roche Holding AG	2.3%	BHP Billiton Ltd.	2.1%
Newcrest Mining Ltd.	2.3%	Mitsubishi Corp.	2.0%
		Total of Net Assets	22.4%

*"Top 10 Holdings" excludes any short-term investments and money market funds. Portfolio composition and holdings are subject to change. More complete holdings follow.

Investment in Securities
at February 28, 2011 (Unaudited)
		Space			Space			Space
		Value			Value			Value
	Shares	(Note 2)		Shares	(Note 2)		Shares	(Note 2)
Domestic Common Stocks 1.1%						Siemens AG (a)	20,000	$ 2,702,990
Materials 1.1%			Want Want China Holdings Ltd. (a)	2,000,000	$ 1,500,200			16,928,361
Potash Corp. of					9,306,510	Hong Kong 4.8%
Saskatchewan, Inc.			Denmark 1.4%			Cheung Kong Hldgs. Ltd. (a)	200,000	3,132,207
(Cost $931,962)	30,000	$ 1,848,000	Novo Nordisk A/S ADR	20,000	2,533,200	Li & Fung Ltd. (a)	600,000	3,665,984
Exchange Traded Funds 1.6%			Finland 1.2%
Materials 1.6%			Fortum Oyj (a)	70,000	2,167,755	Shanghai Industrial Holdings Ltd. (a)	440,000	1,584,971
SPDR Gold Trust*			France 10.9%					8,383,162
(Cost $2,367,077)	20,000	2,754,400	Accor SA (a)	60,000	2,822,898	India 1.4%
Foreign Stocks & ADR's 95.1%			Air Liquide (a)	12,000	1,553,586	ICICI Bank Ltd. ADR	55,000	2,384,800
Australia 4.4%			AXA SA (a)	86,666	1,820,768	Israel 2.6%
BHP Billiton Ltd. (a)	75,000	3,544,063	BNP Paribas (a)	34,000	2,653,537	NICE Systems Ltd. ADR*	75,000	2,598,375
Newcrest Mining Ltd. (a)	105,000	4,058,276	Bouygues SA (a)	48,000	2,217,203
		7,602,339				Teva Pharmaceutical Industries Ltd. ADR	40,000	2,004,000
			Groupe Danone (a)	47,100	2,952,099			4,602,375
Brazil 3.1%			Total SA ADR	45,000	2,758,500
Petroleo Brasileiro SA ADR	65,000	2,588,950				Italy 1.5%
Vale SA ADR	80,000	2,738,400	Veolia Environnement SA (a)	67,000	2,204,466	Saipem SpA (a)	51,815	2,617,610
		5,327,350			18,983,057	Japan 11.7%
China 5.3%			Germany 9.7%			Canon, Inc. (a)	50,000	2,417,970
China Life Ins. Co. Ltd. (a)	600,000	2,286,911	Allianz SE ADR	147,000	2,124,885	Fanuc Ltd. (a)	5,000	781,046
Parkson Retail Grp. Ltd. (a)	1,250,000	1,778,556	Bayer AG (a)	20,000	1,553,357	Kansai Paint Co. (a)	50,000	476,298
Shandong Weigao Grp. Med.			E.ON AG (a)	65,000	2,132,219	Komatsu Ltd. (a)	120,000	3,681,441
Polymer Co. Ltd. (a)	760,000	1,879,458	Fresenius SE (a)	35,000	3,194,575	Mitsubishi Corp. (a)	125,000	3,477,782
Tencent Holdings Ltd. (a)	70,000	1,861,385	MAN AG (a)	22,000	2,808,717	Nidec Corp. (a)	37,000	3,451,319
			SAP AG (a)	40,000	2,411,618	SMC Corp/Japan (a)	8,000	1,373,211
						Toyota Motor Corp. (a)	52,000	2,429,825

The accompanying notes are an integral part of the financial statements.

Sentinel International Equity Fund
(Unaudited)

		Space			Principal
		Value			Amount	Value
	Shares	(Note 2)			(M=$1,000)	(Note 2)
Uni-Charm Corp. (a)	60,000	$ 2,322,959	Total Investments 99.8%
		20,411,851	(Cost $134,364,954)†			$ 173,923,251
Malaysia 0.9%			Other Assets in Excess of
Genting Bhd (a)	500,000	1,640,395	Liabilities 0.2%			362,683
Netherlands 1.6%
ING Groep NV *(a)	70,000	878,117	Net Assets 100.0%			$ 174,285,934
Unilever NV (a)	61,000	1,839,879
		2,717,996
Singapore 2.5%			*	Non-income producing.
Singapore Technologies			†	Cost for federal income tax purposes is $134,364,954. At
Engineering Ltd. (a)	1,450,000	3,648,515		February 28, 2011 unrealized appreciation for federal
				income tax purposes aggregated $39,558,297 of which
Wilmar Int'l. Ltd (a)	200,000	800,851		$43,546,027 related to appreciated securities and
		4,449,366		$3,987,730 related to depreciated securities.
South Korea 1.9%			(a)	Fair valued.
Samsung Electronics Co.
Ltd. (a)	4,000	3,280,600	ADR	-	American Depositary Receipt
			SPDR	-	Standard & Poor's Depository Receipts
Spain 3.6%
Banco Santander SA ADR	150,000	1,845,000
Inditex SA (a)	33,000	2,391,487
Telefonica SA ADR	78,000	1,994,460
		6,230,947
Switzerland 9.8%
ABB Ltd. (a)	125,000	3,060,735
Credit Suisse Group (a)	40,000	1,849,916
Julius Baer Group Ltd. (a)	22,000	986,805
Nestle SA (a)	57,000	3,227,283
Novartis AG (a)	30,000	1,685,899
Roche Holding AG (a)	27,000	4,072,746
Swatch Group AG (a)	5,000	2,129,808
		17,013,192
Taiwan 1.2%
Hon Hai Precision Industry
Co. Ltd. (a)	571,743	2,121,494
United Kingdom 15.6%
Barclays PLC (a)	430,000	2,231,542
BG Group PLC (a)	168,000	4,090,903
Diageo PLC (a)	119,300	2,332,385
HSBC Holdings PLC (a)	264,408	2,936,891
Johnson Matthey PLC (a)	57,000	1,719,670
Standard Chartered PLC (a)	110,000	2,909,370
Tesco PLC (a)	320,000	2,101,841
Vodafone Group PLC (a)	1,450,000	4,116,686
WPP PLC (a)	340,000	4,679,209
		27,118,497
Total Foreign Stocks & ADR's
(Cost $127,565,921)		165,820,857
	Principal
	Amount	Value
	(M=$1,000)	(Note 2)
U.S. Government Obligations 2.0%
Federal Home Loan Bank 2.0%
Agency Discount Notes:
0.06%, 03/02/11
(Cost $3,499,994)	3,500 M	3,499,994

			The accompanying notes are an integral part of the financial statements

Sentinel Mid Cap Value Fund
(Unaudited)
Fund Profile
at February 28, 2011
Top Sectors
Sector	Percent of Net Assets	Sector	Percent of Net Assets
Industrials	19.2%	Consumer Discretionary	13.2%
Health Care	16.4%	Financials	9.3%
Energy	15.8%	Consumer Staples	5.5%
Information Technology	15.4%	Materials	4.0%

Top 10 Holdings*
Description	Percent of Net Assets	Description	Percent of Net Assets
Golar LNG Ltd.	7.2%	Gulfmark Offshore, Inc.	4.5%
Alere, Inc.	5.1%	Laboratory Corp of America Holdings	4.1%
Arch Capital Group Ltd.	5.1%	PartyGaming PLC	4.1%
Warner Chilcott PLC	4.9%	Compass Minerals Int'l. Inc	4.0%
Fidelity National Information Services, Inc.	4.5%	Waste Connections, Inc.	4.0%
		Total of Net Assets	47.5%

*"Top 10 Holdings" excludes any short-term investments and money market funds. Portfolio composition and holdings are subject to change. More complete holdings follow.

Investment in Securities
at February 28, 2011 (Unaudited)
		Space			Space			Space
		Value			Value			Value
	Shares	(Note 2)		Shares	(Note 2)		Shares	(Note 2)

Domestic Common Stocks 92.3%						Singapore 1.6%
Consumer Discretionary 9.1%			Industrials 17.6%			Keppel Corp. Ltd. ADR	168,625	$ 3,002,368
Discovery Communications,			Aegean Marine Petroleum Network, Inc.	185,275	$ 1,617,451	Total Foreign Stocks & ADR's
Inc. Series C*	93,900	$ 3,574,773	KAR Auction Services, Inc.*	246,850	3,465,774	(Cost $12,379,536)		11,992,916
Jarden Corp.	153,400	5,042,258	Owens Corning*	55,900	1,997,307		Principal
Macy's, Inc.	164,650	3,935,135	Republic Services, Inc.	120,290	3,561,787		Amount	Value
							(M=$1,000)	(Note 2)
Madison Square Garden, Inc.*	157,312	4,492,831	Sensata Technologies Holding NV*	142,425	4,714,268	U.S. Government Obligations 0.9%
		17,044,997	Steelcase, Inc.	326,950	3,174,684	Federal Home Loan Bank 0.9%
Consumer Staples 5.5%			Visteon Corp/New*	91,875	6,794,156	Agency Discount Notes:
Coca-Cola Enterprises, Inc.	41,050	1,079,615	Waste Connections, Inc.	256,075	7,423,614	0.07%, 03/03/11
					32,749,041	(Cost $1,699,993)	1,700 M	1,699,993
Kroger Co.	137,250	3,143,025				Total Investments 99.7%
Ralcorp Holdings, Inc.*	94,833	6,149,920	Information Technology 15.4%			(Cost $144,221,740)†		185,814,228
Energy 15.0%		10,372,560	Arris Group, Inc.	525,925	6,942,210	Other Assets in Excess of
Golar LNG Ltd.	705,717	13,450,966	CoreLogic, Inc. *	92,975	1,733,984	Liabilities 0.3%		607,560
Gulfmark Offshore, Inc.*	189,075	8,391,149	Fidelity National Information Services, Inc.	259,473	8,404,330	Net Assets 100.0%		$ 186,421,788
Paladin Energy Ltd.*	1,197,575	6,113,620
		27,955,735	Loral Space & Communications, Inc.*	28,413	2,149,728	* Non-income producing.
			Monster Worldwide, Inc.*	215,100	3,688,965
Financials 9.3%			NeuStar, Inc.*	228,525	5,770,256	†	Cost for federal income tax purposes is $144,221,740. At
Arch Capital Group Ltd.*	104,725	9,477,613			28,689,473	February 28, 2011 unrealized appreciation for federal
PHH Corp.*	154,025	3,801,337				income tax purposes aggregated $41,592,488 of which
						$45,753,440 related to appreciated securities and
Willis Group Holdings PLC	102,700	3,994,003	Materials 4.0%			$4,160,952 related to depreciated securities.
		17,272,953	Compass Minerals Int'l. Inc	79,560	7,436,473
			Total Domestic Common Stocks			(a) Fair valued.
Health Care 16.4%			(Cost $130,142,211)		172,121,319
Alere, Inc.*	248,450	9,600,108	Foreign Stocks & ADR's 6.5%			ADR	- American Depositary Receipt
Hospira, Inc.*	80,350	4,246,497	Bermuda 0.8%
Laboratory Corp of America Holdings*	85,150	7,674,570	Golar LNG Energy Ltd. *(a)	462,290	1,468,608
Warner Chilcott PLC	383,400	9,078,912	Gibraltar 4.1%
		30,600,087	PartyGaming PLC *(a)	2,649,425	7,521,940

			The accompanying notes are an integral part of the financial statements.

Sentinel Mid Cap Fund
(Unaudited)
Fund Profile
at February 28, 2011
Top Sectors
Sector	Percent of Net Assets	Sector	Percent of Net Assets
Information Technology	18.2%	Energy	8.5%
Industrials	17.3%	Materials	5.0%
Consumer Discretionary	14.4%	Consumer Staples	4.3%
Financials	13.3%	Utilities	1.1%
Health Care	13.2%	Telecommunication Services	1.0%
Top 10 Holdings*
Description	Percent of Net Assets	Description	Percent of Net Assets
Open Text Corp.	1.8%	Nuance Communications, Inc.	1.5%
ANSYS, Inc.	1.7%	NICE Systems Ltd.	1.4%
Superior Energy Services, Inc.	1.6%	LKQ Corp.	1.4%
Polycom, Inc.	1.5%	City National Corp/CA	1.4%
East West Bancorp, Inc.	1.5%	HCC Insurance Holdings, Inc.	1.3%
		Total of Net Assets	15.1%

*"Top 10 Holdings" excludes any short-term investments and money market funds. Portfolio composition and holdings are subject to change. More complete holdings follow.

Investment in Securities
at February 28, 2011 (Unaudited)
		Space			Space			Space
		Value			Value			Value
	Shares	(Note 2)		Shares	(Note 2)		Shares	(Note 2)
Domestic Common Stocks 92.6%			Superior Energy Services, Inc.*	43,700	$ 1,674,147	Mednax, Inc.*	8,500	$ 551,905
Consumer Discretionary 14.4%			Tidewater, Inc.	9,700	603,437	Mettler-Toledo Int'l., Inc.*	4,870	834,572
Ascena Retail Group, Inc.*	41,100	$ 1,283,964	Weatherford Int'l. Ltd.*	57,720	1,395,670	NuVasive, Inc.*	27,550	736,411
Coach, Inc.	14,420	791,946			9,169,645	Quality Systems, Inc.	13,320	1,064,268
Darden Restaurants, Inc.	24,860	1,171,652	Financials 11.7%			Resmed, Inc.*	33,300	1,052,280
Dick's Sporting Goods, Inc.*	20,000	742,800	Affiliated Managers Group, Inc.*	5,200	555,100	Techne Corp.	19,490	1,397,238
Dollar Tree, Inc.*	16,500	830,280	City National Corp/CA	25,200	1,484,532	Varian Medical Systems, Inc.*	12,200	845,216
Gentex Corp.	24,900	753,972	East West Bancorp, Inc.	68,650	1,594,053			13,513,224
Gildan Activewear, Inc.	32,000	1,023,360	Endurance Specialty Holdings Ltd.	27,000	1,338,930	Industrials 17.3%
LKQ Corp.*	65,640	1,559,606				Ametek, Inc.	32,500	1,363,375
Morningstar, Inc.	18,400	1,079,712	Federal Realty Investment Trust*(a)	4,000	336,720	CH Robinson Worldwide, Inc.	9,650	698,563
O'Reilly Automotive, Inc.*	13,500	750,330	HCC Insurance Holdings, Inc.	46,640	1,452,370	Cintas Corp.	27,950	785,954
Phillips-Van Heusen Corp.	17,900	1,074,179	Invesco Ltd.	30,830	827,477	Copart, Inc.*	32,120	1,349,361
Tractor Supply Co.	24,070	1,253,325	MSCI, Inc.*	16,010	568,355	Donaldson Co., Inc.	9,950	560,185
Urban Outfitters, Inc.*	24,900	955,662	Northern Trust Corp.	13,820	712,697	Equifax, Inc.	23,870	853,353
VF Corp.	13,620	1,303,025	PartnerRe Ltd.	6,800	539,240	Flowserve Corp.	10,575	1,321,558
WMS Industries, Inc.*	26,160	1,040,907	Signature Bank*	19,900	1,032,611	IHS, Inc.*	13,660	1,143,342
		15,614,720				Iron Mountain, Inc.	31,570	820,820
			Willis Group Holdings PLC	13,900	540,571
Consumer Staples 4.3%			WR Berkley Corp.	35,200	1,054,240	ITT Corp.	15,310	886,908
Church & Dwight Co., Inc.	17,200	1,297,568				Jacobs Engineering Group, Inc.*	15,610	781,437
			Zions Bancorporation	29,000	677,440
Flowers Foods, Inc.	50,940	1,355,004			12,714,336	JB Hunt Transport Services, Inc.	16,900	703,209
McCormick & Co., Inc.	6,370	303,531	Health Care 12.5%			Joy Global, Inc.	9,950	968,931
Nu Skin Enterprises, Inc.	37,200	1,187,424	Bio-Rad Laboratories, Inc.*	7,100	810,536	MSC Industrial Direct Co.	15,000	947,850
Ralcorp Holdings, Inc.*	8,500	551,225	CR Bard, Inc.	11,830	1,156,501	Quanta Services, Inc.*	42,060	959,389
		4,694,752	Dentsply Int'l., Inc.	27,430	1,025,059	Ritchie Bros Auctioneers, Inc.	37,590	958,545
Energy 8.5%						Roper Industries, Inc.	16,410	1,380,573
Core Laboratories NV	12,820	1,324,947	Endo Pharmaceuticals Holdings, Inc.*	18,790	667,421	Stericycle, Inc.*	9,650	833,953
Newfield Exploration Co.*	13,420	976,842	Gen-Probe, Inc.*	12,500	786,000	Waste Connections, Inc.	49,600	1,437,904
Petrohawk Energy Corp.*	40,770	880,632	IDEXX Laboratories, Inc.*	11,140	865,578			18,755,210
			Illumina, Inc.*	9,330	647,502	Information Technology 16.8%
Plains Exploration & Production Co.*	31,225	1,223,083	Life Technologies Corp.*	20,100	1,072,737	Altera Corp.	28,940	1,211,429
Range Resources Corp.	20,090	1,090,887

The accompanying notes are an integral part of the financial statements.

Sentinel Mid Cap Fund

(Unaudited)

		Space
		Value
	Shares	(Note 2)
Amdocs Ltd.*	30,155	$ 899,825
ANSYS, Inc.*	32,100	1,807,872
Citrix Systems, Inc.*	18,600	1,304,976
Dolby Laboratories, Inc.*	27,900	1,410,903
FLIR Systems, Inc.	38,580	1,246,134
Harris Corp.	22,570	1,053,116
Micros Systems, Inc.*	15,600	743,184
Nuance Communications, Inc.*	85,155	1,588,992
Open Text Corp.*	33,570	1,977,945
Plantronics, Inc.	20,000	697,800
Polycom, Inc.*	34,210	1,635,238
Power Integrations, Inc.	25,460	1,014,326
Semtech Corp.*	21,300	504,384
Trimble Navigation Ltd.*	21,980	1,080,317
		18,176,441
Materials 5.0%
AptarGroup, Inc.	23,270	1,120,916
Ecolab, Inc.	24,090	1,171,737
Lubrizol Corp.	7,700	838,299
Nalco Holding Co.	30,400	777,328
Sigma-Aldrich Corp.	8,720	557,121
Steel Dynamics, Inc.	51,430	949,398
		5,414,799
Telecommunication Services 1.0%
American Tower Corp.*	11,440	617,302
Cbeyond, Inc.*	35,300	493,494
		1,110,796
Utilities 1.1%
ITC Holdings Corp.	16,900	1,158,495
Total Domestic Common Stocks
(Cost $71,742,646)		100,322,418
Real Estate Investment Trusts 1.6%
Financials 1.6%
Digital Realty Trust, Inc.*	20,500	1,205,810
Home Properties, Inc.*(a)	9,600	565,632
Total Real Estate Investment Trusts
(Cost $1,037,115)		1,771,442
Foreign Stocks & ADR's 2.1%
Israel 1.4%
NICE Systems Ltd. ADR*	45,275	1,568,553
United Kingdom 0.7%
Shire Ltd. ADR	8,900	756,589
Total Foreign Stocks & ADR's
(Cost $1,531,914)		2,325,142
	Principal
	Amount	Value
	(M=$1,000)	(Note 2)
Corporate Short-Term Notes 3.0%
Chevron Funding Corp.
0.15%, 03/07/11	1,300 M	1,299,967
UPS, Inc.
0.1%, 03/02/11	1,900 M	1,899,995
Total Corporate Short-Term Notes
(Cost $3,199,962)		3,199,962

Principal
	Amount	Value
	(M=$1,000)	(Note 2)
Total Investments 99.3%
(Cost $77,511,637)†		$ 107,618,964

Other Assets in Excess of
Liabilities 0.7%		763,041

Net Assets 100.0%		$ 108,382,005

*	Non-income producing.
†	Cost for federal income tax purposes is $77,511,637. At February 28, 2011 unrealized appreciation for federal income tax purposes aggregated $30,107,327 of which $30,540,608 related to appreciated securities and $433,281 related to depreciated securities.
(a)	Return of capital paid during the fiscal period.

ADR - American Depositary Receipt

The accompanying notes are an integral part of the financial statements.

Sentinel Short Maturity Government Fund
(Unaudited)

Fund Profile
at February 28, 2011
Average Effective Duration
			Percent of
Duration		Fixed Income Holdings
Less than 1 yr.			12.7%
1 yr. to 2.99 yrs.			85.9%
3 yrs. to 3.99 yrs.			1.4%

Average Effective Duration (for all Fixed Income Holdings) 2.1 years**

Top 10 Holdings*
		Maturity	Percent of			Maturity	Percent of
Description	Coupon	Date	Net Assets	Description	Coupon	Date	Net Assets
GNR 10-112 PM	3.25%	09/20/33	7.1%	FHR 3772 HC	3.00%	10/15/18	4.7%
FNR 10-64 AD	3.00%	12/25/20	6.1%	FNR 10-83 AK	3.00%	11/25/18	4.6%
GNR 10-99 PT	3.50%	08/20/33	5.3%	GNR 10-75 KA	4.50%	12/20/35	3.7%
FNR 11-3 EL	3.00%	05/25/20	4.9%	FHR 3507 AC	4.00%	06/15/27	2.9%
FNR 10-153 AC	2.00%	11/25/18	4.8%	FNR 09-113 DB	3.00%	12/25/20	2.9%
				Total of Net Assets			47.0%

"Top 10 Holdings" excludes any short-term investments and money market funds. Portfolio composition and holdings are subject to change. More complete holdings follow.
**The average effective duration considers the call and put date of a security and the pre-payment risk of mortgage-backed bonds to measure the sensitivity of the Fund's price due to changes in interest rates.

Investment in Securities
at February 28, 2011 (Unaudited)

	Principal			Principal			Principal
	Amount	Value		Amount	Value		Amount	Value
(M=$1,000)		(Note 2)		(M=$1,000)	(Note 2)		(M=$1,000)	(Note 2)

U.S. Government Obligations 100.1%			FHR 2642 WP			FHR 2766 PE
U.S. Government Agency			4.5%, 02/15/18	9,896 M	$ 10,421,647	5%, 10/15/29	15,662 M	$ 16,252,875
Obligations 100.1%			FHR 3772 HC			FHR 3570 PA
Federal Home Loan Bank 2.6%			3%, 10/15/18	140,858 M	144,536,589	5%, 07/15/31	4,023 M	4,180,023
			FHRR R005 AB			FHR 2551 TE
Agency Discount Notes:			5.5%, 12/15/18	7,232 M	7,478,351	5.5%, 09/15/31	2,905 M	3,016,388
0.04%, 03/01/11	50,000 M	$ 50,000,000
0.07%, 03/03/11	28,900 M	28,899,888	FHR 3659 DE			FHR 2435 HL
Total Federal Home Loan Bank		78,899,888	2%, 03/15/19	7,826 M	7,855,677	6.5%, 09/15/31	135 M	135,120
			FHR 3645 EH			FHR 3284 BA
Federal Home Loan Mortgage			3%, 12/15/20	29,191 M	29,925,212	4.5%, 02/15/32	9,766 M	10,141,740
Corporation 26.2%			FHR 2503 PV			FHR 3083 UB
Collateralized Mortgage Obligations:			6%, 12/15/20	4,035 M	4,093,980	4.5%, 06/15/32	3,836 M	4,007,413
FHR 2353 TD			FHR 2692 QC			FHR 3033 JB
6%, 09/15/16	108 M	115,371	5%, 02/15/21	9,619 M	9,893,991	5.5%, 11/15/32	15,138 M	15,640,006
FHR 3261 AG			FHR 2709 PD			FHR 2991 QC
5.5%, 01/15/17	9,038 M	9,536,524	5%, 03/15/21	11,740 M	12,130,821	5%, 08/15/34	7,379 M	7,475,349
FHR 2508 CK			FHR 3574 EA			FHR 2927 ED
5%, 10/15/17	8,528 M	9,153,804	3%, 09/15/21	40,989 M	41,999,628	4%, 01/15/35	15,771 M	16,405,449
FHR 2510 AJ			FHR 2492 PE			FHR 3662 TC
5%, 10/15/17	4,375 M	4,696,323	6%, 01/15/22	208 M	208,094	3.5%, 04/15/35	53,800 M	55,891,159
FHR 2530 BH			FHR 3559 AB			FHR 3238 LA
5%, 11/15/17	11,021 M	11,789,330	4.5%, 03/15/23	5,053 M	5,295,203	4.5%, 06/15/35	6,229 M	6,500,251
FHR 3567 ND			FHR 3571 BA			FHR 3638 PA
4%, 12/15/17	50,949 M	53,837,590	4.5%, 04/15/23	27,502 M	29,031,326	4.5%, 03/15/37	20,124 M	21,229,464
FHR 3562 AN			FHR 2922 EP					707,836,380
4%, 12/15/17	6,701 M	7,059,269	4.5%, 05/15/23	14,261 M	14,831,782	Mortgage-Backed Securities:
FHR 3604 AG			FHR 3507 AC			10-Year:
4%, 12/15/17	15,015 M	15,740,297	4%, 06/15/27	85,462 M	89,327,898	FHLMC E89015
FHR 2629 BL			FHR 2978 CK			6.5%, 04/01/12	48 M	48,699
4.5%, 01/15/18	16,856 M	17,737,816	5.5%, 06/15/28	2,076 M	2,084,056	FHLMC J00464
FHR 2635 DG			FHR 2953 PC			5%, 11/01/15	2,401 M	2,550,543
4.5%, 01/15/18	4,534 M	4,748,103	5.5%, 08/15/29	3,325 M	3,432,461			2,599,242

The accompanying notes are an integral part of the financial statements.

Sentinel Short Maturity Government Fund
(Unaudited)

	Principal			Principal			Principal
	Amount	Value		Amount	Value		Amount	Value
	(M=$1,000)	(Note 2)		(M=$1,000)	(Note 2)		(M=$1,000)	(Note 2)
15-Year:			FHLMC B12434			FNR 09-113 DB
FHLMC E00422			4.5%, 03/01/19	3,789 M	$ 4,010,455	3%, 12/25/20	86,839 M	$ 89,142,061
7%, 03/01/11	103	$103	FHLMC J05907			FNR 08-55 NA
FHLMC M30121			6%, 08/01/19	3,579 M	3,941,511	5%, 08/25/22	7,624 M	8,062,774
5.5%, 05/01/11	7 M	6,796	FGCI G13841			FNR 08-61 CA
FHLMC E00436			4%, 05/01/20	24,783 M	25,968,169	5%, 08/25/22	9,312 M	9,874,021
7%, 06/01/11	902	912	FGCI G13628			FNR 08-80 TJ
FHLMC M30123			4.5%, 06/01/21	15,060 M	15,939,718	5%, 09/25/22	15,649 M	16,575,013
6.5%, 07/01/11	3 M	3,215			95,677,796	FNR 08-81 KA
FHLMC E85491			20-Year:			5%, 10/25/22	6,862 M	7,261,915
6.5%, 09/01/11	3 M	3,515	FHLMC C90035			FNR 03-42 EP
FHLMC F70014			6.5%, 11/01/13	61 M	65,811	4%, 11/25/22	4,749 M	4,945,498
7.5%, 09/01/11	1 M	1,476	FHLMC D94982			FNR 3584 AB
FHLMC F70015			7%, 04/01/16	64 M	70,092	4.5%, 12/15/22	50,587 M	53,364,411
8%, 12/01/11	2 M	1,895	FHLMC D94230			FNR 10-3 GA
FHLMC G10654			7.5%, 10/01/19	185 M	208,268	4%, 02/25/25	14,261 M	15,029,344
7%, 02/01/12	28 M	28,182			344,171	FNR 03-86 OD
FHLMC G10705			30-Year:			5%, 06/25/28	7,670 M	7,737,938
6.5%, 08/01/12	40 M	43,346	FHLMC 302609			FNR 07-77 J
FHLMC G11228			8%, 08/01/17	16 M	16,104	5.5%, 10/25/28	434 M	434,349
6.5%, 12/01/12	3 M	3,022	FHLMC G00100			FNR 03-24 UJ
FHLMC E94628			8%, 02/01/23	12 M	13,728	4.5%, 03/25/31	7,256 M	7,506,399
5%, 02/01/13	212 M	218,876	FHLMC A17291			FNR 03-1 PG
FHLMC E72131			6.5%, 11/01/33	1,530 M	1,733,737	5.5%, 09/25/31	7,064 M	7,364,042
6.5%, 08/01/13	51 M	55,241			1,763,569	FNR 03-69 GH
FHLMC G11135			Total Federal Home Loan			3.25%, 12/25/31	10,294 M	10,602,806
6.5%, 08/01/13	24 M	24,065	Mortgage Corporation		808,221,158	FNR 03-69 GJ
FHLMC E72178			Federal National Mortgage			3.5%, 12/25/31	11,844 M	12,270,683
6.5%, 09/01/13	20 M	20,865	Association 49.9%			FNR 02-82 PD
FHLMC G10965			Collateralized Mortgage Obligations:			6%, 02/25/32	4,691 M	4,895,779
7.5%, 10/01/14	15 M	16,291	FNR 02-11 QC			FNR 03-76 PQ
FHLMC E82128			5.5%, 03/25/17	3,231 M	3,453,388	3.5%, 04/25/32	1,024 M	1,065,610
7%, 03/01/15	22 M	22,474	FNR 02-18 PC			FNR 05-105 TJ
FHLMC E00843			5.5%, 04/25/17	2,868 M	3,025,185	5.5%, 12/25/35	550 M	561,862
8%, 04/01/15	7 M	7,512	FNR 10-110 HC			FNR 10-52 PA
FHLMC E01009			2.5%, 10/25/18	75,177 M	76,272,465	4.5%, 11/25/36	28,983 M	30,602,129
6.5%, 08/01/16	359 M	387,970	FNR 10-153 AC			FNR 09-3 HL
FHLMC G11585			2%, 11/25/18	146,796 M	147,445,315	5%, 02/25/39	7,697 M	8,119,926
7%, 02/01/17	175 M	183,301	FNR 10-83 AK			FNR 09-32 BH
FHLMC E88357			3%, 11/25/18	139,226 M	142,921,061	5.25%, 05/25/39	8,330 M	8,908,794
6.5%, 03/01/17	53 M	57,508	FNR 09-70 NL					1,460,589,091
FGCI E96256			3%, 08/25/19	67,555 M	69,386,273	Mortgage-Backed Securities:
4%, 05/01/18	3,468 M	3,629,417	FNR 09-70 NM			10-Year:
FGCI E97047			3.25%, 08/25/19	83,639 M	86,412,749	FNMA 603547
4%, 05/01/18	2,988 M	3,127,206	FNR 09-70 NQ			6.5%, 09/01/11	5 M	4,772
FGCI E97094			3.5%, 08/25/19	51,248 M	53,257,265	FNMA 595730
4%, 06/01/18	4,965 M	5,195,696	FNR 09-78 NG			6.5%, 09/01/11	3 M	2,604
FGCI E96749			3.5%, 08/25/19	41,400 M	42,994,722	FNMA 254082
4%, 06/01/18	4,674 M	4,892,039	FNR 11-3 EL			5.5%, 10/01/11	6 M	6,244
FGCI E97184			3%, 05/25/20	145,895 M	149,671,823	FNMA 254076
4%, 07/01/18	6,898 M	7,219,094	FNR 10-65 AD			6.5%, 10/01/11	10 M	9,672
FGCI E97149			3%, 09/25/20	25,072 M	25,671,383	FNMA 254119
4%, 07/01/18	4,533 M	4,743,744	FNR 03-106 WD			5.5%, 11/01/11	11 M	11,404
FHLMC E98706			4.5%, 09/25/20	9,713 M	9,993,844	FNMA 254113
5%, 08/01/18	2,502 M	2,682,922	FNR 09-88 DB			6.5%, 11/01/11	8 M	8,168
FGCI B10742			3%, 10/25/20	86,820 M	88,924,395	FNMA 254163
4.5%, 11/01/18	1,745 M	1,847,260	FNR 09-88 DC			5.5%, 12/01/11	21 M	22,015
FHLMC B11933			3.25%, 10/25/20	66,915 M	68,959,921	FNMA 254226
4%, 01/01/19	10,931 M	11,394,000	FNR 10-64 AD			5.5%, 02/01/12	107 M	114,088
			3%, 12/25/20	182,197 M	187,873,948

The accompanying notes are an integral part of the financial statements.

Sentinel Short Maturity Government Fund
(Unaudited)

	Principal			Principal			Principal
	Amount	Value		Amount	Value		Amount	Value
	(M=$1,000)	(Note 2)		(M=$1,000)	(Note 2)		(M=$1,000)	(Note 2)
FNMA 633905			FNMA 446787			FNMA 357440
5.5%, 03/01/12	9 M	$ 8,754	5.5%, 01/01/14	94 M	$ 101,685	4.5%, 10/01/18	21,458 M	$ 22,731,796
FNMA 644268			FNMA 447881			FNMA 725284
5.5%, 04/01/12	13 M	13,526	5.5%, 01/01/14	37 M	40,203	7%, 11/01/18	1,042 M	1,090,032
FNMA 254399			FNMA 496015			FNMA 761247
6.5%, 06/01/12	147 M	150,403	5.5%, 04/01/14	16 M	17,403	4.5%, 01/01/19	1,961 M	2,077,330
FNMA 254457			FNMA 528088			FNMA 890109
6.5%, 07/01/12	35 M	36,243	5.5%, 05/01/14	22 M	22,083	4.5%, 12/01/19	8,496 M	8,999,941
FNMA 254427			FNMA 576789			FNMA 985670
6.5%, 07/01/12	212 M	217,285	5.5%, 06/01/14	26 M	26,617	6.5%, 10/01/21	1,169 M	1,295,229
FNMA 254698			FNMA 536814			FNMA AA8647
6.5%, 01/01/13	42 M	43,857	5.5%, 06/01/14	88 M	95,334	5%, 11/01/23	3,098 M	3,324,402
FNMA 254882			FNMA 768628			FNMA AC0317
5%, 08/01/13	28 M	30,006	5.5%, 09/01/15	65 M	70,478	4.5%, 02/01/24	1,258 M	1,327,479
FNMA 780339			FNMA 630985			FNMA AC0318
4.5%, 06/01/14	426 M	441,884	7%, 09/01/15	119 M	124,380	5%, 06/01/24	1,150 M	1,231,940
FNMA 255368			FNMA 594601					74,162,139
5.5%, 07/01/14	205 M	222,341	8.5%, 10/01/15	10 M	10,134	20-Year:
FNMA 928247			FNMA 619191			FNMA 190659
5.5%, 04/01/17	1,628 M	1,739,912	6.5%, 12/01/15	229 M	250,668	7%, 02/01/14	50 M	54,419
FNMA 972931			FNMA 535631			FNMA 190697
5%, 02/01/18	659 M	700,222	7%, 12/01/15	243 M	266,266	7%, 03/01/14	108 M	116,557
FNMA 929527			FNMA 594602			FNMA 251716
5%, 06/01/18	321 M	341,794	9%, 01/01/16	9 M	9,529	10.5%, 03/01/18	4 M	4,358
FNMA 257378			FNMA 609148					175,334
5%, 09/01/18	459 M	488,195	7%, 02/01/16	1,029 M	1,118,570	30-Year:
FNMA 930890			FNMA 535777			FNMA 124871
5%, 04/01/19	210 M	222,881	5.5%, 03/01/16	113 M	121,662	7%, 05/01/13	47 M	49,730
FNMA MA0113			FNMA 663227			FNMA 454727
5%, 05/01/19	657 M	698,717	6%, 03/01/16	103 M	113,000	10.5%, 01/01/16	3 M	3,085
FNMA 931517			FNMA 574598			FNMA 626664
5%, 07/01/19	98 M	104,714	6%, 05/01/16	143 M	156,932	6%, 04/01/17	207 M	226,622
FNMA 932111			FNMA 545298			FNMA 479421
5%, 10/01/19	96 M	101,654	5.5%, 11/01/16	149 M	161,020	7%, 09/01/21	51 M	57,739
		5,741,355	FNMA 614920			FNMA 207530
15-Year:			5.5%, 12/01/16	151 M	163,522	8.25%, 04/01/22	11 M	12,719
FNMA 303902			FNMA 792797			FNMA 175123
7%, 05/01/11	37	37	5.5%, 04/01/17	244 M	263,068	7.45%, 08/01/22	126 M	143,839
FNMA 303943			FNMA 668338					493,734
6.5%, 06/01/11	2 M	1,653	5%, 11/01/17	1,501 M	1,609,388	Total Federal National
FNMA 250613			FNMA 671380			Mortgage Association		1,541,161,653
6.5%, 07/01/11	2 M	2,354	6%, 11/01/17	145 M	159,148	Government National Mortgage
FNMA 367201			FNMA 650205			Corporation 21.4%
6.5%, 12/01/11	5 M	5,213	5%, 01/01/18	1,157 M	1,241,391	Collateralized Mortgage Obligations:
FNMA 250781			FNMA 679165			GNR 02-41 TE
6.5%, 12/01/11	3 M	2,798	5.5%, 02/01/18	239 M	258,721	6%, 07/16/31	2,378 M	2,439,200
FNMA 367202			FNMA 685474			GNR 09-68 HJ
7%, 12/01/11	14 M	13,767	4.5%, 04/01/18	3,479 M	3,685,072	4%, 11/16/31	23,021 M	23,940,592
FNMA 370468			FNMA 726757			GNR 03-3 LM
7%, 01/01/12	4 M	3,902	4.5%, 06/01/18	4,826 M	5,112,766	5.5%, 02/20/32	1,428 M	1,507,651
FNMA 390784			FNMA 720312			GNR 09-88 TM
6%, 05/01/12	7 M	7,133	4.5%, 06/01/18	2,216 M	2,347,473	3.5%, 09/20/32	36,295 M	37,582,031
FNMA 251300			FNMA 722060			GNR 09-100 HJ
7%, 08/01/12	14 M	14,219	4.5%, 07/01/18	7,230 M	7,659,337	3.5%, 10/20/32	34,740 M	35,992,263
FNMA 433301			FNMA 729583			GNR 10-84 PL
6.5%, 07/01/13	146 M	159,509	4.5%, 07/01/18	1,618 M	1,713,705	3.5%, 02/20/33	46,334 M	48,325,593
FNMA 512520			FNMA 722106			GNR 10-99 PT
7%, 07/01/13	22 M	22,704	4.5%, 07/01/18	2,464 M	2,610,423	3.5%, 08/20/33	158,644 M	165,260,551
FNMA 426453			FNMA 712165			GNR 10-112 PM
5.5%, 10/01/13	50 M	54,163	5%, 08/01/18	2,112 M	2,266,560	3.25%, 09/20/33	212,424 M	218,918,820

The accompanying notes are an integral part of the financial statements.

Sentinel Short Maturity Government Fund

(Unaudited)

	Principal
	Amount	Value
	(M=$1,000)	(Note 2)
GNR 10-75 KA
4.5%, 12/20/35	107,214 M	$ 113,133,622
GNR 09-66 AJ
5%, 02/16/36	9,883 M	10,292,357
		657,392,680
Mortgage-Backed Securities:
10-Year:
GNMA 634538
6%, 09/15/14	216 M	229,133
GNMA 634545
6.5%, 09/15/14	253 M	271,195
		500,328
15-Year:
GNMA 780659
7.5%, 08/15/12	3 M	2,637
GNMA II 2542
7%, 01/20/13	8 M	8,692
GNMA 462328
6.5%, 04/15/13	19 M	20,260
GNMA 780759
6.5%, 04/15/13	53 M	55,459
GNMA 349029
7%, 04/15/13	6 M	6,020
GNMA 456869
6.5%, 05/15/13	3 M	3,128
GNMA 780859
7.5%, 09/15/13	2 M	2,147
GNMA 780978
6.5%, 02/15/14	538 M	575,500
GNMA 781109
7%, 11/15/14	1,416 M	1,536,114
GNMA 489953
6%, 12/15/16	30 M	32,760
		2,242,717
20-Year:
GNMA 628440
7%, 04/15/24	392 M	450,607
30-Year:
GNMA 495
10%, 02/20/16	277	305
Total Government National
Mortgage Corporation		660,586,637
Total U.S. Government Obligations
(Cost $3,079,403,245)		3,088,869,336
Total Investments 100.1%
(Cost $3,079,403,245)†		3,088,869,336

Excess of Liabilities Over
Other Assets (0.1)%		(3,920,247)

Net Assets 100.0%		$ 3,084,949,089

† Cost for federal income tax purposes is $3,079,403,245. At
February 28, 2011 unrealized appreciation for federal
income tax purposes aggregated $9,466,091 of which
$19,644,013 related to appreciated securities and
$10,177,922 related to depreciated securities.

The accompanying notes are an integral part of the financial statements.

Sentinel Small Company Fund
(Unaudited)

Fund Profile
at February 28, 2011
Top Sectors
Sector	Percent of Net Assets	Sector	Percent of Net Assets
Information Technology	18.8%	Energy	7.4%
Industrials	17.2%	Consumer Staples	4.3%
Health Care	14.6%	Materials	3.6%
Consumer Discretionary	13.9%	Utilities	1.1%
Financials	12.8%	Telecommunication Services	0.6%

Top 10 Holdings*
Description	Percent of Net Assets	Description	Percent of Net Assets
Open Text Corp.	2.0%	Iconix Brand Group, Inc.	1.6%
Diodes, Inc.	1.9%	Endurance Specialty Holdings Ltd.	1.5%
Rockwood Holdings, Inc.	1.7%	Ascena Retail Group, Inc.	1.5%
NICE Systems Ltd.	1.6%	East West Bancorp, Inc.	1.4%
Superior Energy Services, Inc.	1.6%	Progress Software Corp.	1.4%
		Total of Net Assets	16.2%

*"Top 10 Holdings" excludes any short-term investments and money market funds. Portfolio composition and holdings are subject to change. More complete holdings follow.
.

Investment in Securities
at February 28, 2011 (Unaudited)

		Value			Value			Value
	Shares	(Note 2)		Shares	(Note 2)		Shares	(Note 2)

Domestic Common Stocks 89.8%			Resolute Energy Corp.*	1,285,000	$ 23,297,050	Integra LifeSciences Holdings Corp.*	405,000	$ 20,310,750
Consumer Discretionary 13.9%			Superior Energy Services, Inc.*	1,080,000	41,374,800	MedAssets, Inc.*	1,600,000	22,672,000
Ascena Retail Group, Inc.*	1,230,000	$ 38,425,200			192,225,200	Myriad Genetics, Inc.*	965,000	17,871,800
Buffalo Wild Wings, Inc.*	615,000	32,588,850
Gildan Activewear, Inc.	570,000	18,228,600	Financials 10.5%			NuVasive, Inc.*	680,000	18,176,400
Iconix Brand Group, Inc.*	1,835,000	40,553,500	Delphi Financial Group, Inc.	495,000	15,325,200	Owens & Minor, Inc.	590,000	18,408,000
LKQ Corp.*	1,465,000	34,808,400	East West Bancorp, Inc.	1,605,000	37,268,100	Quality Systems, Inc.	420,000	33,558,000
Monro Muffler Brake, Inc.	410,000	13,398,800				Sirona Dental Systems, Inc.*	515,000	25,986,900
Morningstar, Inc.	335,000	19,657,800	Endurance Specialty Holdings Ltd.	800,000	39,672,000	Techne Corp.	480,000	34,411,200
Penn National Gaming, Inc.*	630,000	22,535,100	First Midwest Bancorp, Inc.	1,909,400	23,046,458	West Pharmaceutical Services, Inc.	425,000	17,471,750
Phillips-Van Heusen Corp.	260,000	15,602,600	HCC Insurance Holdings, Inc.	745,000	23,199,300			364,278,969
Texas Roadhouse, Inc.	1,715,000	29,120,700	Portfolio Recovery Associates, Inc.*	310,000	25,838,500	Industrials 17.2%
Tractor Supply Co.	625,000	32,543,750	Prosperity Bancshares, Inc.	460,000	18,777,200	Aerovironment, Inc.*	600,000	17,406,000
Vitamin Shoppe, Inc.*	400,700	13,940,353	RLI Corp.	315,000	18,084,150	Clarcor, Inc.	640,000	26,329,600
WMS Industries, Inc.*	470,000	18,701,300	Signature Bank*	480,000	24,907,200	Copart, Inc.*	735,000	30,877,350
Wolverine World Wide, Inc.	840,000	30,878,400
		360,983,353	Stifel Financial Corp.*	445,000	31,924,300	Corrections Corp. of America*	805,000	19,996,200
Consumer Staples 4.3%			SVB Financial Group*	260,000	14,086,800	Curtiss-Wright Corp.	550,000	20,295,000
					272,129,208
						Forward Air Corp.	675,000	20,000,250
Casey's General Stores, Inc.	470,000	19,302,900	Health Care 14.0%			Gardner Denver, Inc.	315,000	23,039,100
Flowers Foods, Inc.	1,120,000	29,792,000	American Medical Systems Holdings, Inc.*	1,575,900	34,527,969
Hain Celestial Group, Inc.*	1,120,000	33,398,400	Bio-Rad Laboratories, Inc.*	165,000	18,836,400	Healthcare Services Group, Inc.	1,570,000	27,898,900
Nu Skin Enterprises, Inc.	895,000	28,568,400				Heartland Express, Inc.	1,525,000	25,299,750
		111,061,700				IDEX Corp.	840,000	34,641,600
Energy 7.4%			Catalyst Health Solutions, Inc.*	600,000	27,126,000	II-VI, Inc.*	525,000	26,874,750
CARBO Ceramics, Inc.	230,000	28,513,100	Endo Pharmaceuticals Holdings, Inc.*	380,000	13,497,600	Kaydon Corp.	520,000	20,404,800
Comstock Resources, Inc.*	645,000	17,124,750	Gen-Probe, Inc.*	290,000	18,235,200	Middleby Corp.*	325,000	29,142,750
Core Laboratories NV	240,000	24,804,000	Haemonetics Corp.*	360,000	22,194,000	MSC Industrial Direct Co.	310,000	19,588,900
Dril-Quip, Inc.*	365,000	27,995,500	ICU Medical, Inc.*	500,000	20,995,000	Ritchie Bros Auctioneers,
Oil States Int'l., Inc.*	400,000	29,116,000				Inc.	1,045,000	26,647,500

The accompanying notes are an integral part of the financial statements.

Sentinel Small Company Fund
(Unaudited)

		Space			Space
		Value			Value
	Shares	(Note 2)		Shares	(Note 2)
Toro Co.	295,000	$ 18,408,000	Israel 1.6%
Wabtec Corp.	445,000	25,258,200	NICE Systems Ltd. ADR*	1,195,000	$ 41,400,775
Waste Connections, Inc.	1,215,000	35,222,850	Total Foreign Stocks & ADR's
		447,331,500	(Cost $53,660,917)		56,636,515
Information Technology 17.2%				Principal
				Amount	Value
ANSYS, Inc.*	310,000	17,459,200		(M=$1,000)	(Note 2)
Diodes, Inc.*	1,695,000	49,087,200	Corporate Short-Term Notes 1.7%
Ebix, Inc.*	178,900	4,712,226	Abbott Labs
Factset Research Systems, Inc.	160,000	16,780,800	0.16%, 03/14/11	1,285 M	1,284,926
			Chevron Corp.
Hittite Microwave Corp.*	425,000	26,086,500	0.15%, 03/04/11	20,000 M	19,999,750
			0.13%, 03/23/11	575 M	574,954
j2 Global Communications, Inc.*	986,500	28,697,285	Nestle Capital Corp.
			0.13%, 03/30/11	2,000 M	1,999,791
Jack Henry & Associates, Inc.	875,000	27,921,250	Procter & Gamble
Mantech Int'l. Corp.*	465,000	20,088,000	0.16%, 03/11/11	20,000 M	19,999,111
Micros Systems, Inc.*	735,000	35,015,400	Total Corporate Short-Term Notes
Open Text Corp.*	895,000	52,733,400	(Cost $43,858,532)		43,858,532
Plantronics, Inc.	859,900	30,001,911	U.S. Government Obligations 2.9%
Polycom, Inc.*	700,000	33,460,000	U.S. Government Agency
Power Integrations, Inc.	599,900	23,900,016	Obligations 2.3%

Progress Software Corp.*	1,210,000	35,525,600	Federal Home Loan Bank 2.3%
			Agency Discount Notes:
Rofin-Sinar Technologies,Inc.*	830,000	32,187,400	0.08%, 03/01/11	60,000 M	59,999,761
			U.S. Treasury
Semtech Corp.*	586,700	13,893,056	Obligations 0.6%
		447,549,244
			U.S. Treasury Bill
Materials 3.6%			0.06%, 03/03/11	15,000 M	14,999,950
AptarGroup, Inc.	470,000	22,639,900	Total U.S. Government Obligations
Rockwood Holdings, Inc.*	945,000	43,989,750	(Cost $74,999,711)		74,999,711
			Total Investments 98.9%
Sensient Technologies Corp.	232,400	7,757,512	(Cost $1,860,838,929)†		2,565,104,694
Silgan Holdings, Inc.	505,000	18,422,400	Other Assets in Excess of
		92,809,562	Liabilities 1.1%		29,223,093
Telecommunication Services 0.6%
Cbeyond, Inc.*	1,045,000	14,609,100	Net Assets 100.0%		$ 2,594,327,787

Utilities 1.1%			* Non-income producing.
Atmos Energy Corp.	370,000	12,513,400	†	Cost for federal income tax purposes is $1,860,838,929. At
ITC Holdings Corp.	225,000	15,423,750	February 28, 2011 unrealized appreciation for federal
		27,937,150	income tax purposes aggregated $704,265,765 of which
Total Domestic Common Stocks			$731,653,554 related to appreciated securities and
(Cost $1,639,972,989)		2,330,914,986	$27,387,789 related to depreciated securities.
Real Estate Investment Trusts 2.3%
Financials 2.3%			(b)	Return of capital paid during the fiscal period.
Corporate Office Properties Trust (b)	605,000	21,701,350	ADR	- American Depositary Receipt
Healthcare Realty Trust, Inc. (b)	690,000	16,077,000
Home Properties, Inc. (b)	355,000	20,916,600
Total Real Estate Investment Trusts
(Cost $48,346,780)		58,694,950
Foreign Stocks & ADR's 2.2%
Ireland 0.6%
ICON PLC ADR*	766,000	15,235,740

			The accompanying notes are an integral part of the financial statements.

Sentinel Sustainable Core Opportunities Fund
(Unaudited)
Fund Profile
at February 28, 2011
Top Sectors
Sector	Percent of Net Assets	Sector	Percent of Net Assets
Information Technology	19.3%	Consumer Discretionary	9.1%
Energy	14.6%	Consumer Staples	8.6%
Health Care	14.0%	Materials	3.1%
Financials	13.8%	Telecommunication Services	2.6%
Industrials	11.5%	Utilities	1.2%
Top 10 Holdings*
Description	Percent of Net Assets	Description	Percent of Net Assets
ConocoPhillips	2.8%	Danaher Corp.	2.2%
Int'l. Business Machines Corp.	2.8%	Williams Cos., Inc.	2.2%
Marathon Oil Corp.	2.4%	Emerson Electric Co.	2.2%
Devon Energy Corp.	2.2%	PepsiCo, Inc.	2.0%
Procter & Gamble Co.	2.2%	FedEx Corp.	2.0%
		Total of Net Assets	23.0%

*"Top 10 Holdings" excludes any short-term investments and money market funds. Portfolio composition and holdings are subject to change. More complete holdings follow.

Investment in Securities
at February 28, 2011 (Unaudited)
		Space			Space			Space
		Value			Value			Value
	Shares	(Note 2)		Shares	(Note 2)		Shares	(Note 2)
Domestic Common Stocks 94.5%			Williams Cos., Inc.	150,000	$ 4,554,000	Merck & Co., Inc.	60,000	$ 1,954,200
Consumer Discretionary 9.1%					30,130,800	Pfizer, Inc.	150,000	2,886,000
Coach, Inc.	10,000	$ 549,200	Financials 13.8%			UnitedHealth Group, Inc.	15,000	638,700
Gap, Inc.	50,000	1,126,500	ACE Ltd.	25,000	1,581,250	Zimmer Holdings, Inc.*	40,000	2,493,600
McDonald's Corp.	25,000	1,892,000	American Express Co.	40,000	1,742,800			27,130,670
McGraw-Hill Cos., Inc.	50,000	1,934,000	Bank of America Corp.	70,000	1,000,300	Industrials 11.5%
News Corp.	100,000	1,840,000	Bank of New York Mellon Corp.	60,000	1,823,400	Canadian Pacific Railway Ltd.	50,000	3,399,000
Nike, Inc.	20,000	1,780,600	Chubb Corp.	28,500	1,729,380	Danaher Corp.	90,000	4,554,000
Omnicom Group, Inc.	40,000	2,036,000	CME Group, Inc.	2,000	622,560	Emerson Electric Co.	75,000	4,474,500
Staples, Inc.	23,000	489,900	Goldman Sachs Group, Inc.	15,000	2,456,700	FedEx Corp.	45,000	4,050,900
Time Warner Cable, Inc.	45,000	3,248,100	JPMorgan Chase & Co.	72,774	3,397,819	Parker Hannifin Corp.	40,000	3,567,200
Time Warner, Inc.	75,000	2,865,000	MetLife, Inc.	30,000	1,420,800	Precision Castparts Corp.	25,000	3,543,750
			Morgan Stanley	60,000	1,780,800			23,589,350
TJX Cos., Inc.	20,000	997,400
		18,758,700				Information Technology 17.8%
Consumer Staples 8.6%			PNC Financial Services Group, Inc.	10,500	647,850	Accenture PLC	40,500	2,084,940
CVS Caremark Corp.	40,000	1,322,400	The Travelers Cos., Inc.	50,000	2,996,500	Activision Blizzard, Inc.	80,000	889,600
HJ Heinz Co.	60,000	3,013,200	Toronto-Dominion Bank	30,000	2,511,300	Adobe Systems, Inc.*	25,000	862,500
Kellogg Co.	50,000	2,678,000	US Bancorp	80,000	2,218,400	Broadcom Corp.	40,000	1,648,800
Kraft Foods, Inc.	65,000	2,069,600	Wells Fargo & Co.	75,000	2,419,500	Check Point Software Technologies Ltd.*	47,000	2,342,480
PepsiCo, Inc.	65,000	4,122,300			28,349,359	Cisco Systems, Inc.*	100,000	1,856,000
Procter & Gamble Co.	72,500	4,571,125	Health Care 13.2%
		17,776,625	Aetna, Inc.	40,000	1,494,400	Dell, Inc.*	60,000	949,800
Energy 14.6%			Amgen, Inc.*	30,000	1,539,900	Dolby Laboratories, Inc.*	20,000	1,011,400
Apache Corp.	20,000	2,492,400	Becton Dickinson & Co.	36,594	2,927,520	EMC Corp.*	100,000	2,721,000
ConocoPhillips	75,000	5,840,250	Bristol-Myers Squibb Co.	100,000	2,581,000	Int'l. Business Machines Corp.	35,000	5,665,800
Devon Energy Corp.	50,000	4,572,000	Celgene Corp.*	25,000	1,327,500	Juniper Networks, Inc.*	25,000	1,100,000
EOG Resources, Inc.	10,000	1,123,100	Covidien PLC	25,000	1,286,250	KLA-Tencor Corp.	40,000	1,952,800
Marathon Oil Corp.	100,000	4,960,000	Forest Laboratories, Inc.*	37,500	1,215,000	Microsoft Corp.	110,890	2,947,456
Transocean Ltd.*	35,000	2,962,050	Gilead Sciences, Inc.*	40,000	1,559,200	NetApp, Inc.*	45,000	2,324,700
Weatherford Int'l. Ltd.*	150,000	3,627,000	Johnson & Johnson	60,000	3,686,400	Seagate Technology PLC*	50,000	635,000
			Medco Health Solutions, Inc.*	25,000	1,541,000	Teradata Corp.*	40,000	1,912,800

The accompanying notes are an integral part of the financial statements.

Sentinel Sustainable Core Opportunities Fund

(Unaudited)

		Space
		Value
	Shares	(Note 2)
Texas Instruments, Inc.	106,080	$ 3,777,509
Visa, Inc.	15,000	1,095,750
Western Union Co.	40,000	879,600
		36,657,935
Materials 3.1%
Crown Holdings, Inc.*	100,000	3,848,000
Praxair, Inc.	25,000	2,484,500
		6,332,500
Telecommunication Services 1.6%
AT&T, Inc.	50,000	1,419,000
Rogers Communications, Inc.	50,000	1,765,000
		3,184,000
Utilities 1.2%
AES Corp.*	200,000	2,474,000
Total Domestic Common Stocks
(Cost $166,653,038)		194,383,939
Foreign Stocks & ADR's 3.3%
Germany 1.5%
SAP AG ADR	50,000	3,020,000
Israel 0.8%
Teva Pharmaceutical
Industries Ltd. ADR	35,000	1,753,500
Mexico 1.0%
America Movil SA de CV ADR	35,000	2,009,700
Total Foreign Stocks & ADR's
(Cost $5,475,411)		6,783,200
	Principal
	Amount	Value
	(M=$1,000)	(Note 2)
Corporate Short-Term Notes 1.7%
UPS, Inc.
0.07%, 03/03/11
(Cost $3,499,986)	3,500 M	3,499,986
U.S. Government Obligations 0.2%
Federal Home Loan Mortgage Corporation 0.2%
Agency Discount Notes:
0.14%, 03/02/11
(Cost $499,998)	500 M	499,998
Total Investments 99.7%
(Cost $176,128,433)†		205,167,123

Other Assets in Excess of
Liabilities 0.3%		701,350

Net Assets 100.0%	$ 205,868,472

* Non-income producing.
†	Cost for federal income tax purposes is $176,128,433. At
February 28, 2011 unrealized appreciation for federal
income tax purposes aggregated $29,038,690 of which
$38,611,980 related to appreciated securities and
$9,573,290 related to depreciated securities.
ADR	- American Depositary Receipt

The accompanying notes are an integral part of the financial statements.

Sentinel Sustainable Growth Opportunities Fund
(Unaudited)
Fund Profile
at February 28, 2011
Top Sectors
Sector	Percent of Net Assets	Sector	Percent of Net Assets
Information Technology	20.8%	Financials	8.2%
Consumer Discretionary	15.6%	Materials	4.0%
Industrials	15.4%	Consumer Staples	3.8%
Energy	12.9%	Telecommunication Services	2.7%
Health Care	10.8%	Utilities	2.3%
Top 10 Holdings*
Description	Percent of Net Assets	Description	Percent of Net Assets
AutoZone, Inc.	3.3%	BE Aerospace, Inc.	2.5%
Cognizant Technology Solutions Corp.	3.2%	Amphenol Corp.	2.4%
Express Scripts, Inc.	2.7%	Tiffany & Co.	2.3%
Dollar Tree, Inc.	2.7%	VF Corp.	2.3%
BlackRock, Inc.	2.6%	Peabody Energy Corp.	2.2%
		Total of Net Assets	26.2%

*"Top 10 Holdings" excludes any short-term investments and money market funds. Portfolio composition and holdings are subject to change. More complete holdings follow.

Investment in Securities
at February 28, 2011 (Unaudited)
		Space			Space			Space
		Value			Value			Value
	Shares	(Note 2)		Shares	(Note 2)		Shares	(Note 2)
Domestic Common Stocks 93.1%			HCC Insurance Holdings, Inc.	40,200	$ 1,251,828	Avago Technologies Ltd.	15,000	$ 509,850
Consumer Discretionary 15.6%			Invesco Ltd.	56,000	1,503,040	Broadcom Corp.	10,000	412,200
AutoZone, Inc.*	15,200	$ 3,920,840	T Rowe Price Group, Inc.	28,000	1,875,440	Citrix Systems, Inc.*	13,300	933,128
Darden Restaurants, Inc.	25,000	1,178,250			9,803,808	Cognizant Technology
Dick's Sporting Goods, Inc.*	15,500	575,670	Health Care 9.1%			Solutions Corp.*	50,000	3,843,500
Dollar General Corp.*	44,000	1,243,000				Dolby Laboratories, Inc.*	38,200	1,931,774
Dollar Tree, Inc.*	64,650	3,253,188	BioMarin Pharmaceuticals, Inc.*	45,300	1,108,038	Equinix, Inc.*	15,000	1,296,600
Hanesbrands, Inc.*	25,000	647,750	Express Scripts, Inc.*	58,000	3,260,760	Juniper Networks, Inc.*	26,300	1,157,200
Tiffany & Co.	45,000	2,769,750	Gen-Probe, Inc.*	18,400	1,156,992	Maxim Integrated Products, Inc.	35,000	965,300
VF Corp.	28,500	2,726,595	Laboratory Corp of America Holdings*	14,200	1,279,846	McAfee, Inc.*	25,000	1,198,750
Yum! Brands, Inc.	47,000	2,365,510	Life Technologies Corp.*	38,400	2,049,408	Molex, Inc. - Class A	105,000	2,417,100
		18,680,553
			NuVasive, Inc.*	40,300	1,077,219	NetApp, Inc.*	50,000	2,583,000
Consumer Staples 3.8%			Wright Medical Group, Inc.*	60,000	949,800	Nuance Communications, Inc.*	70,000	1,306,200
Corn Products Int'l., Inc.	37,000	1,806,340			10,882,063			24,862,326
HJ Heinz Co.	40,000	2,008,800	Industrials 15.4%			Materials 2.3%
JM Smucker Co.	10,000	688,400	BE Aerospace, Inc.*	88,800	2,994,336	Commercial Metals Co.	18,000	300,060
		4,503,540
Energy 12.9%			Donaldson Co., Inc.	25,600	1,441,280	Crown Holdings, Inc.*	51,000	1,962,480
Consol Energy, Inc.	19,300	978,703	Flowserve Corp.	18,500	2,311,945	Thompson Creek Metals Co., Inc.*	40,000	527,200
Continental Resources, Inc.*	30,200	2,099,806	Jacobs Engineering Group, Inc.*	24,000	1,201,440			2,789,740
Core Laboratories NV	20,600	2,129,010	Landstar System, Inc.	28,000	1,245,160	Telecommunication Services 2.7%
FMC Technologies, Inc.*	21,000	1,975,050	Nordson Corp.	14,400	1,568,304	American Tower Corp.*	45,000	2,428,200
Noble Corp.	36,000	1,609,560	Parker Hannifin Corp.	24,000	2,140,320	NII Holdings, Inc.*	20,300	831,488
Peabody Energy Corp.	41,000	2,685,090	Precision Castparts Corp.	14,800	2,097,900			3,259,688
Range Resources Corp.	12,200	662,460	Ritchie Bros Auctioneers, Inc.	30,000	765,000	Utilities 2.3%
SM Energy Co.	30,000	2,174,100	Stericycle, Inc.*	31,000	2,679,020
Southwestern Energy Co.*	30,300	1,196,244			18,444,705	American Water Works Co., Inc.	21,000	582,540
		15,510,023				ITC Holdings Corp.	31,000	2,125,050
			Information Technology 20.8%					2,707,590
			Amphenol Corp.	50,300	2,891,244	Total Domestic Common Stocks
Financials 8.2%			Analog Devices, Inc.	20,000	797,600	(Cost $77,659,204)		111,444,036
Affiliated Managers Group, Inc.*	19,800	2,113,650	ANSYS, Inc.*	46,500	2,618,880
BlackRock, Inc.	15,000	3,059,850

Sentinel Sustainable Growth Opportunities Fund

(Unaudited)

Value
Shares	(Note 2)
Exchange Traded Funds 1.7%
Materials 1.7%
SPDR Gold Trust*
(Cost $1,252,188)	15,000	$ 2,065,800
Foreign Stocks & ADR's 1.7%
United Kingdom 1.7%
Shire Ltd. ADR
(Cost $1,254,932)	24,200	2,057,242
Principal
Amount	Value
(M=$1,000)	(Note 2)
Corporate Short-Term Notes 2.1%
UPS, Inc.
0.07%, 03/03/11
(Cost $2,499,990)	2,500 M	2,499,990
Total Investments 98.6%
(Cost $82,666,314)†	118,067,068

Other Assets in Excess of
Liabilities 1.4%	1,657,699

Net Assets 100.0%	$ 119,724,767

*	Non-income producing.
†	Cost for federal income tax purposes is $82,666,314. At
February 28, 2011 unrealized appreciation for federal
income tax purposes aggregated $35,400,754 of which
$37,469,238 related to appreciated securities and
$2,068,484 related to depreciated securities.
ADR	-	American Depositary Receipt
SPDR	-	Standard & Poor's Depository Receipts

Sentinel Total Return Bond Fund
(Unaudited)
Fund Profile
at February 28, 2011
Average Effective Duration
			Percent of				Percent of
Duration		Fixed Income Holdings		Duration		Fixed Income Holdings
Less than 1 yr.			8.5%	4 yrs. to 5.99 yrs.			8.6%
1 yr. to 2.99 yrs.			37.7%	6 yrs. to 7.99 yrs.			25.0%
3 yrs. to 3.99 yrs.			5.6%	8 yrs. and over			14.5%
Average Effective Duration (for all Fixed Income Holdings) 4.6 years**
Top 10 Holdings*
		Maturity	Percent of			Maturity	Percent of
Description	Coupon	Date	Net Assets	Description	Coupon	Date	Net Assets
FNMA 891386	5.50%	10/01/35	8.4%	FGLMC G06205	5.00%	12/01/36	5.6%
FNMA 889533	5.50%	06/01/38	7.6%	FNMA AE2541	3.50%	09/01/40	5.5%
FNR 06-117 PD	5.50%	07/25/35	6.0%	FNMA AE1853	4.00%	08/01/40	4.9%
FNR 06-12 PD	5.50%	09/25/34	5.9%	FNMA AE8098	4.00%	10/01/40	4.5%
FNMA 986648	6.00%	09/01/37	5.8%	FHR 3081 CP	5.50%	10/15/34	3.9%
				Total of Net Assets			58.1%

"Top 10 Holdings" excludes any short-term investments and money market funds. Portfolio composition and holdings are subject to change. More complete holdings follow.
**The average effective duration considers the call and put date of a security and the pre-payment risk of mortgage-backed bonds to measure the sensitivity of the Fund's price due to changes in interest rates.

Investment in Securities
at February 28, 2011 (Unaudited)

	Principal			Principal			Principal
	Amount	Value		Amount	Value		Amount	Value
	(M=$1,000)	(Note 2)		(M=$1,000)	(Note 2)		(M=$1,000)	(Note 2)

U.S. Government Obligations 92.8%			FNR 06-117 PD			Ford Motor Credit Co. LLC
U.S. Government Agency			5.5%, 07/25/35	1,500 M	$ 1,636,929	5.75%, 02/01/21	100 M	$ 98,907
Obligations 92.8%					3,271,384	MGM Resorts Int'l.
Federal Home Loan Bank 18.1%			Mortgage-Backed Securities:			7.625%, 01/15/17	100 M	96,375
								404,282
Agency Discount Notes:			30-Year:
0.07%, 03/01/11	5,000 M	$ 4,999,968	FNMA 891386			Energy 0.4%
Federal Home Loan Mortgage			5.5%, 10/01/35	2,153 M	2,315,661	Chesapeake Energy Corp.
Corporation 22.7%			FNMA 986648			6.125%, 02/15/21	100 M	102,125
Collateralized Mortgage Obligations:			6%, 09/01/37	1,463 M	1,597,112	Financials 8.3%
FHR 3786 LB			FNMA 889533			Ally Financial, Inc.
3%, 01/15/26	1,000 M	882,960	5.5%, 06/01/38	1,970 M	2,108,529	8%, 11/01/31	100 M	115,000
FHR 3792 KL			FNMA AE1853			Bank of America Corp.
3.5%, 01/15/26	1,000 M	919,317	4%, 08/01/40	1,383 M	1,365,478	5.875%, 01/05/21	250 M	265,919
FHR 3798 CY			FNMA AE2541			Lloyds TSB Bank PLC
3.5%, 01/15/26	1,000 M	935,806	3.5%, 09/01/40	1,612 M	1,524,118	4.875%, 01/21/16	500 M	509,409
FHR 3814 B			FNMA AE4287			Macquarie Group Ltd.
3%, 02/15/26	1,000 M	894,250	3.5%, 09/01/40	988 M	933,891	6.25%, 01/14/21(a)	500 M	512,188
FHR 3081 CP			FNMA AE8098			Morgan Stanley
5.5%, 10/15/34	1,000 M	1,086,221	4%, 10/01/40	1,241 M	1,228,741	5.75%, 01/25/21	250 M	257,459
		4,718,554			11,073,530	Regions Bank
			Total Federal National			7.5%, 05/15/18	100 M	106,148
Mortgage-Backed Securities:			Mortgage Association		14,344,914
30-Year:			Total U.S. Government Obligations			SLM Corp.
			(Cost $25,495,539)		25,612,238	6.25%, 01/25/16	500 M	513,036
FGLMC G06205								2,279,159
5%, 12/01/36	1,468 M	1,548,802	Corporate Bonds 16.4%
Total Federal Home Loan			Basic Industry 0.4%			Insurance 2.5%
Mortgage Corporation		6,267,356				American Int'l. Group, Inc.
			DR Horton, Inc.			6.4%, 12/15/20	250 M	271,574
Federal National Mortgage			6.5%, 04/15/16	100 M	105,000
Association 52.0%						ING Groep NV
			Consumer Cyclical 1.5%			5.775%, 12/29/49(b)	250 M	223,750
Collateralized Mortgage Obligations:
			Dana Holding Corp.			Liberty Mutual Group, Inc.
FNR 06-12 PD			6.75%, 02/15/21	100 M	101,750	7%, 03/15/37(a)	100 M	97,759
5.5%, 09/25/34	1,500 M	1,634,455
			Federated Retail Holdings, Inc.
			5.9%, 12/01/16	100 M	107,250

The accompanying notes are an integral part of the financial statements.

Sentinel Total Return Bond Fund
(Unaudited)

Principal
	Amount	Value
(M=$1,000)		(Note 2)
XL Capital Ltd.
6.5%, 12/29/49(c)	100 M	$ 93,500
		686,583
Media 1.2%
CBS Corp.
4.3%, 02/15/21	250 M	237,253
DISH DBS Corp.
7.875%, 09/01/19	100 M	108,875
		346,128
Technology 1.8%
American Tower Corp.
4.5%, 01/15/18	500 M	496,350
Telecommunications 0.3%
MetroPCS Wireless, Inc.
6.625%, 11/15/20	100 M	97,625
Total Corporate Bonds
(Cost $4,411,295)		4,517,252
Total Investments 109.2%
(Cost $29,906,834)†		30,129,490

Excess of Liabilities Over
Other Assets (9.2)%		(2,537,606)

Net Assets 100.0%		$ 27,591,884

†	Cost for federal income tax purposes is $29,906,834. At
February 28, 2011 unrealized appreciation for federal
income tax purposes aggregated $222,656 of which
$253,376 related to appreciated securities and $30,720
related to depreciated securities.

(a)	Security exempt from registration under Rule 144A of the
Securities Act of 1933, as amended. These securities may
be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2011, the market value of rule 144A securities amounted to $609,947
or2.21% of net assets.

(b)	ING Groep NV is currently fixed at 5.775%. On December
8th, 2015 it converts to a variable rate that floats on the 8th of March, June, September, and December. The interest
rate is based on the 3-month Libor rate plus 1.68%.

(c) Step Up/Down.

NOTE 1: ORGANIZATION:

Sentinel Group Funds, Inc. (“Company”) is registered as an open-end investment company under the Investment Company Act of 1940, as amended. The Company consists of fifteen separate series – Sentinel Balanced Fund, Sentinel Capital Growth Fund, Sentinel Common Stock Fund, Sentinel Conservative Strategies Fund (formerly known as Sentinel Conservative Allocation Fund prior to December 15, 2010), Sentinel Georgia Municipal Bond Fund (a non-diversified series), Sentinel Government Securities Fund, Sentinel Growth Leaders Fund (a non-diversified series), Sentinel International Equity Fund, Sentinel Mid Cap Fund, Sentinel Mid Cap Value Fund (a non-diversified series), Sentinel Short Maturity Government Fund, Sentinel Small Company Fund, Sentinel Sustainable Core Opportunities Fund, Sentinel Sustainable Growth Opportunities Fund and Sentinel Total Return Bond Fund (a new series which commenced operations December 17, 2010), each individually referred to as a Fund. All Funds with the exception of Sentinel Georgia Municipal Bond Fund offer Class A shares, although Class A shares of the Sentinel Small Company Fund are no longer available for new investments, exchanges or reinvestment privileges, except under limited circumstances as described in the Prospectus dated March 30, 2011. Sentinel Balanced, Sentinel Capital Growth, Sentinel Common Stock, Sentinel Conservative Strategies, Sentinel Government Securities, Sentinel Growth Leaders, Sentinel International Equity, Sentinel Mid Cap, Sentinel Mid Cap Value, Sentinel Small Company and Sentinel Total Return Bond Funds offer Class C shares, although Class C shares of the Sentinel Small Company Fund are no longer available for new investments, exchanges or reinvestment privileges, except under limited circumstances as described in the Prospectus dated March 30, 2011. Sentinel Balanced, Sentinel Capital Growth, Sentinel Common Stock, Sentinel Conservative Strategies, Sentinel Georgia Municipal Bond, Sentinel Government Securities, Sentinel Growth Leaders, Sentinel International Equity, Sentinel Mid Cap, Sentinel Mid Cap Value, Sentinel Small Company, Sentinel Sustainable Core Opportunities, Sentinel Sustainable Growth Opportunities and Sentinel Total Return Bond Funds offer Class I Shares. The Sentinel Conservative Strategies Fund Class I Shares commenced operations December 17, 2010. Sentinel Short Maturity Government Fund offers Class S shares.

NOTE 2:

SECURITY VALUATION:

Equity securities that are traded on a national or foreign securities exchange and over-the-counter securities listed in the NASDAQ National Market System are valued at the last reported sales price or official closing price on the principal exchange on which they are traded on the date of determination as of the close of business of the New York Stock Exchange (“NYSE”), usually 4:00 p.m. Eastern time, each day that the NYSE is open for business. Foreign equity securities traded on a foreign securities exchange are subject to fair value pricing when appropriate, using valuations provided by an independent pricing service. Securities for which no sale was reported on the valuation date are valued at the mean between the last reported bid and asked prices. Over-the-counter securities not listed on the NASDAQ National Market System are valued at the mean of the current bid and asked prices. Fixed-income securities with original maturities of greater than 60 days, including short-term securities with more than 60 days left to maturity, are valued on the basis of valuations provided by an independent pricing service. The mean between the bid and asked prices is generally used for valuation purposes. Short-term securities with original maturities of less than 60 days are valued at amortized cost, which approximates market value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days or less remaining to maturity. The amortized cost method values a security at cost on the date of purchase and thereafter assumes a constant amortization to maturity of any discount or premium. Investments in mutual funds are valued at the net asset value per share on the day of valuation. Investments in exchange traded derivatives are valued at the settlement price determined by the relevant exchange. Investments in non-exchange traded derivatives are valued on the basis of prices supplied by an independent pricing service, if available, or quotes obtained from brokers and dealers. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Fund’s pricing time but after the close of the securities’ primary markets, will be fair valued under procedures adopted by the Funds’ Board of Directors. The Board has delegated this responsibility to a pricing committee, subject to its review and supervision.

NOTE 3:

The fair value hierarchy as required by GAAP is summarized in the three broad levels listed below:

  Level 1 – Quoted prices (unadjusted) in active markets for identical assets at the time of the NYSE close (normally 4:00 PM Eastern). Includes most domestic equities, American Depository Receipts, Exchange Traded Funds, Standard & Poor’s Depository Receipts and exchange traded derivatives that rely on unadjusted or official closing prices based on actual trading activity which coincides with the close of the NYSE.
  Level 2 – Other significant observable inputs (evaluated prices factoring in observable inputs using some type of model, matrix or other calculation methodology which takes into consideration factors such as quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
  Includes most long-term and short-term fixed income investments, most foreign equities trading on foreign exchanges, forward foreign currency contracts, non-exchange traded derivatives and over- the-counter securities not listed on the NASDAQ National Market System that rely on a mean price which falls between the last bid and asked quotes coinciding with the close of the NYSE. Investments in other Registered Investment Companies (RIC’s) that rely on calculated Net Asset Values (NAV’s) would also generally be considered Level 2.
  Level 3 – Significant unobservable inputs (including non-binding broker quotes or the Sentinel Pricing Committee’s own assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are normally valued using amortized cost, which approximates the current fair value of a security, but since this value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

There have been no significant changes in valuation techniques during the fiscal year, but the Sentinel Pricing Committee considers factors such as few recent transactions, inconsistent price quotes and wider bid-ask spreads when determining if transactions are not orderly for fair valuation purposes.

The fair value measurements as of February 28, 2011 were as follows:

	Quoted Prices	Other
	(Unadjusted) in	Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets	Inputs	Inputs
Sentinel Fund	(Level 1)	(Level 2)	(Level 3)	Total
Assets:
Investments in Securities:
Balanced:
Collateralized
Mortgage
Obligations	$ –	$ 21,371,240	$ – $	21,371,240
Corporate Bonds	–	11,428,549	–	11,428,549
Corporate Short-
Term Notes	–	13,199,914	–	13,199,914
Domestic
Common
Stocks	165,427,306	–	–	165,427,306
Exchange
Traded Funds	1,735,500	–	–	1,735,500
Foreign Stocks
& ADR’s	7,682,450	–	–	7,682,450
Mortgage-
Backed
Securities	–	31,245,101	–	31,245,101
Totals	$ 174,845,256	$ 77,244,804	$ – $	252,090,060
Capital
Growth:
Corporate Short-
Term Notes	$ –	3,259,910	$ –	3,259,910
Domestic
Common
Stocks	119,996,602	–	–	119,996,602
Exchange
Traded Funds	5,508,800	–	–	5,508,800
Foreign Stocks
& ADR’s:
Australia	3,216,400	–	–	3,216,400
Brazil	1,369,200	–	–	1,369,200
Germany	966,400	–	–	966,400
Switzerland	–	1,503,600	–	1,503,600
Totals	$ 131,057,402	$ 4,763,510	$ – $	135,820,912
Common
Stock:

	Quoted Prices	Other
	(Unadjusted) in	Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets	Inputs	Inputs
Sentinel Fund	(Level 1)	(Level 2)	(Level 3)	Total
Corporate Short-
Term Notes	$ –	$ 749,943	$ –	$ 749,943
Domestic
Common
Stocks	1,212,524,059	–	–	1,212,524,059
Exchange
Traded Funds	12,015,000	–	–	12,015,000
Foreign Stocks
& ADR’s	53,528,700	–	–	53,528,700
Totals	$ 1,278,067,759	$ 749,943	$ –	$ 1,278,817,702
Conservative
Strategies*:
Agency
Discount Notes	$ –	$ 5,499,996	$ –	$ 5,499,996
Collateralized
Mortgage
Obligations	–	22,314,906	–	22,314,906
Corporate Bonds	–	11,826,341	–	11,826,341
Corporate Short-
Term Notes	–	1,499,965	–	1,499,965
Domestic
Common
Stocks	52,347,582	–	–	52,347,582
Exchange
Traded Funds	504,630	–	–	504,630
Foreign Stocks
& ADR’s:
Australia	567,600	695,705	–	1,263,305
Brazil	597,450	–	–	597,450
China	–	601,678	–	601,678
France	674,300	2,086,808	–	2,761,108
Germany	573,800	1,242,209	–	1,816,009
Hong Kong	–	1,538,187	–	1,538,187
Israel	400,800	–	–	400,800
Japan	–	2,245,237	–	2,245,237
Malaysia	–	246,059	–	246,059
Netherlands	–	426,514	–	426,514
Singapore	–	503,243	–	503,243
South Korea	–	738,135	–	738,135
Spain	639,250	–	–	639,250
Switzerland	–	2,021,063	–	2,021,063
United
Kingdom	686,880	2,697,590	–	3,384,470

	Quoted Prices	Other
	(Unadjusted) in	Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets	Inputs	Inputs
Sentinel Fund	(Level 1)	(Level 2)	(Level 3)	Total
Limited
Partnership
Interests	207,440	–	–	207,440
Mortgage-
Backed
Securities	–	36,104,071	–	36,104,071
U.S. Treasury
Obligations	–	2,999,918	–	2,999,918
Totals	$ 57,199,732	$ 95,287,625	$ –	$ 152,487,357
Georgia
Municipal
Bond:
Institutional
Money Market
Funds	$ –	$ 1,200,000	$ –	$ 1,200,000
Municipal
Bonds	–	22,935,597	–	22,935,597
Totals	$ –	$ 24,135,597	$ –	$ 24,135,597
Government
Securities:
Agency
Discount Notes	$ –	$ 115,999,727	$ –	$ 115,999,727
Collateralized
Mortgage
Obligations	–	174,896,946	–	174,896,946
Mortgage-
Backed
Securities	–	522,569,546	–	522,569,546
Totals	$ –	$ 813,466,219	$ –	$ 813,466,219
Growth
Leaders:
Corporate Short-
Term Notes	$ –	1,299,970	$ –	$ 1,299,970
Domestic
Common
Stocks	34,557,328	–	–	34,557,328
Exchange
Traded Funds	1,652,640	–	–	1,652,640
Foreign Stocks
& ADR’s	946,000	–	–	946,000
Totals	$ 37,155,968	$ 1,299,970	$ –	$ 38,455,938
International
Equity:

	Quoted Prices	Other
	(Unadjusted) in	Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets	Inputs	Inputs
Sentinel Fund	(Level 1)	(Level 2)	(Level 3)	Total
Agency
Discount Notes	$ –	$ 3,499,994	$ –	$ 3,499,994
Domestic
Common
Stocks	1,848,000	–	–	1,848,000
Exchange
Traded Funds	2,754,400	–	–	2,754,400
Foreign Stocks
& ADR’s:
Australia	–	7,602,339	–	7,602,339
Brazil	5,327,350	–	–	5,327,350
China	–	9,306,510	–	9,306,510
Denmark	2,533,200	–	–	2,533,200
Finland	–	2,167,755	–	2,167,755
France	2,758,500	16,224,557	–	18,983,057
Germany	–	16,928,361	–	16,928,361
Hong Kong	–	8,383,162	–	8,383,162
India	2,384,800	–	–	2,384,800
Israel	4,602,375	–	–	4,602,375
Italy	–	2,617,610	–	2,617,610
Japan	–	20,411,851	–	20,411,851
Malaysia	–	1,640,395	–	1,640,395
Netherlands	–	2,717,996	–	2,717,996
Singapore	–	4,449,366	–	4,449,366
South Korea	–	3,280,600	–	3,280,600
Spain	3,839,460	2,391,487	–	6,230,947
Switzerland	–	17,013,192	–	17,013,192
Taiwan	–	2,121,494	–	2,121,494
United
Kingdom	–	27,118,497	–	27,118,497
Totals	$ 26,048,085	$ 147,875,166	$ –	$ 173,923,251
Mid Cap:
Corporate Short-
Term Notes	$ –	$ 3,199,962	$ –	$ 3,199,962
Domestic
Common
Stocks	100,322,418	–	–	100,322,418
Foreign Stocks
& ADR’s	2,325,142	–	–	2,325,142
Real Estate
Investment
Trusts	1,771,442	–	–	1,771,442
Totals	$ 104,419,002	$ 3,199,962	$ –	$ 107,618,964
Mid Cap Value:

	Quoted Prices	Other
	(Unadjusted) in	Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets	Inputs	Inputs
Sentinel Fund	(Level 1)	(Level 2)	(Level 3)	Total
Agency
Discount Notes	$ –	$ 1,699,993	$ –	$ 1,699,993
Domestic
Common
Stocks:
Energy	21,842,115	6,113,620	–	27,955,735
All Other
Domestic
Common
Stocks	144,165,584	–	–	144,165,584
Foreign Stocks
& ADR’s	–	11,992,916	–	11,992,916
Totals	$ 166,007,699	$ 19,806,529	$ –	$ 185,814,228
Short Maturity
Government:
Agency
Discount Notes	$ –	$ 78,899,888	$ –	$ 78,899,888
Collateralized
Mortgage
Obligations	–	2,825,818,151	–	2,825,818,151
Mortgage-
Backed
Securities	–	184,151,297	–	184,151,297
Totals	$ –	$ 3,088,869,336	$ –	$ 3,088,869,336
Small
Company:
Agency
Discount Notes	$ –	$ 59,999,761	$ –	$ 59,999,761
Corporate Short-
Term Notes	–	43,858,532	–	43,858,532
Domestic
Common
Stocks	2,330,914,986	–	–	2,330,914,986
Foreign Stocks
& ADR’s	56,636,515	–	–	56,636,515
Real Estate
Investment
Trusts	58,694,950	–	–	58,694,950
U.S. Treasury
Obligations	–	14,999,950	–	14,999,950
Totals	$ 2,446,246,451	$ 118,858,243	$ –	$ 2,565,104,694

Sustainable
Core
Opportunities:

	Quoted Prices	Other
	(Unadjusted) in	Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets	Inputs	Inputs
Sentinel Fund	(Level 1)	(Level 2)	(Level 3)	Total
Agency
Discount Notes	$ –	$ 499,998	$ – $	499,998
Corporate Short-
Term Notes	–	3,499,986	–	3,499,986
Domestic
Common
Stocks	194,383,939	–	–	194,383,939
Foreign Stocks
& ADR’s	6,783,200	–	–	6,783,200
Totals	$ 201,167,139	$ 3,999,984	$ – $	205,167,123

Sustainable
Growth
Opportunities:
Corporate Short-
Term Notes	$ –	$ 2,499,990	$ – $	2,499,990
Domestic
Common
Stocks	111,444,036	–	–	111,444,036
Exchange
Traded Funds	2,065,800	–	–	2,065,800
Foreign Stocks
& ADR’s	2,057,242	–	–	2,057,242
Totals	$ 115,567,078	$ 2,499,990	$ – $	118,067,068
Total Return
Bond:
Agency
Discount Notes	$ –	$ 4,999,968	$ – $	4,999,968
Collateralized
Mortgage
Obligations	–	7,989,938	–	7,989,938
Corporate Bonds	–	4,517,252	–	4,517,252
Mortgage-
Backed
Securities	–	12,622,332	–	12,622,332
Totals	$ $	30,129,490	$ – $	30,129,490

Liabilities: None

*Name change. Formerly known as Sentinel Conservative Allocation Fund.

Please refer to each Fund’s Statement of Investment in Securities for more detailed information on specific securities.

There was no reportable fair value Level 3 activity for the three months ended February 28, 2011.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The Registrant's President/Chief Executive Officer and Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) were effective as of a date within 90 days of the filing date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30A-2(A)) are filed herewith as an exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act
of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Sentinel Group Funds, Inc.

By (Signature and Title) /s/ JOHN BIRCH
                  --------------------------------------------
                  John Birch
                  Chief Financial Officer

Date April 29, 2011
----------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act
of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ CHRISTIAN THWAITES
                     --------------------------------------------
                     Christian Thwaites,
                     President and Chief Executive Officer

Date April 29, 2011
----------------

By (Signature and Title) /s/ JOHN BIRCH
                      --------------------------------------------
                      John Birch
                     Chief Financial Officer

Date April 29, 2011
----------------